Portfolio of Investments
Touchstone Active Bond Fund – December 31, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 37.4%
	Financials — 9.6%
$ 1,500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 1,513,293
1,447,000	Allstate Corp. (The), 1.450%, 12/15/30	1,369,493
793,000	American Financial Group, Inc., 5.250%, 4/2/30	945,780
1,216,000	Ares Capital Corp., 3.250%, 7/15/25	1,256,396
200,000	Banco Nacional de Panama (Panama), 144a, 2.500%, 8/11/30	187,502
1,158,000	Bank of America Corp., 2.687%, 4/22/32	1,176,496
873,000	Bank of America Corp., 3.705%, 4/24/28	948,012
1,158,000	Bank of America Corp., MTN, 4.000%, 1/22/25	1,237,118
1,038,000	Bank of Montreal (Canada), 3.803%, 12/15/32	1,114,137
1,410,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	1,362,118
709,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	873,612
767,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	850,697
760,000	Charles Schwab Corp. (The), 1.150%, 5/13/26	750,176
1,290,000	Citigroup, Inc., 0.981%, 5/1/25	1,280,064
770,000	Citigroup, Inc., 3.200%, 10/21/26	816,416
494,000	Citigroup, Inc., 4.750%, 5/18/46	609,383
1,187,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	1,152,259
1,555,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.726%, 2/15/27(A)	1,512,546
293,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	350,170
1,376,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	1,387,451
608,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	655,147
833,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	898,838
1,327,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	1,348,446
1,447,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,499,712
1,113,000	JPMorgan Chase & Co., 3.509%, 1/23/29	1,193,189
1,069,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	1,142,496
1,410,000	Mastercard, Inc., 2.000%, 11/18/31	1,407,415
1,106,000	Morgan Stanley, 3.950%, 4/23/27	1,216,856
922,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	1,042,877
1,497,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.741%, 6/1/28(A)	1,456,377
1,348,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25†	1,337,250
2,296,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.820%, 5/15/27(A)	2,232,686
		36,124,408
	Energy — 4.0%
1,050,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	1,088,549
1,010,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	1,132,068
712,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	938,834
832,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	985,139
1,188,000	Cheniere Energy Partners LP, 144a, 3.250%, 1/31/32	1,199,880
753,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	886,748
220,000	Ecopetrol SA (Colombia), 5.875%, 11/2/51	206,127
320,000	Ecopetrol SA (Colombia), 6.875%, 4/29/30	357,203
1,268,000	Energy Transfer LP, 4.150%, 9/15/29	1,357,690
350,000	Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 144a, 2.625%, 3/31/36	341,947
300,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 4.750%, 4/19/27	331,146
200,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 5.750%, 4/19/47	244,206
Principal Amount		Market Value

	Energy — (Continued)
$ 601,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	$ 598,296
1,059,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,485,654
659,000	Ovintiv Exploration, Inc., 5.375%, 1/1/26	730,263
200,000	Pertamina Persero PT (Indonesia), 144a, 6.450%, 5/30/44	261,144
100,000	Petrobras Global Finance BV (Brazil), 6.850%, 6/5/15	99,250
200,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	208,688
200,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	198,028
100,000	Petroleos Mexicanos (Mexico), 4.875%, 1/24/22	100,170
375,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	360,298
203,000	Petroleos Mexicanos (Mexico), 144a, 6.700%, 2/16/32	205,030
250,000	Petroleos Mexicanos (Mexico), 6.750%, 9/21/47	221,875
201,000	Petroleos Mexicanos (Mexico), 7.690%, 1/23/50	193,965
400,000	Qatar Petroleum (Qatar), 144a, 3.125%, 7/12/41	404,246
250,000	SA Global Sukuk Ltd. (Saudi Arabia), 144a, 2.694%, 6/17/31	251,250
200,000	Saudi Arabian Oil Co. (Saudi Arabia), 144a, 4.250%, 4/16/39	225,431
350,000	YPF, SA (Argentina), 144a, 6.950%, 7/21/27	229,145
		14,842,270
	Industrials — 3.4%
200,000	Aeropuerto Internacional de Tocumen SA (Panama), 144a, 4.000%, 8/11/41	203,877
1,094,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	1,099,010
321,000	Boeing Co. (The), 5.040%, 5/1/27	361,663
345,000	Boeing Co. (The), 5.805%, 5/1/50	468,684
899,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,250,957
1,422,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	1,392,314
1,034,000	FedEx Corp., 5.100%, 1/15/44	1,314,943
1,123,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	1,157,822
923,000	Norfolk Southern Corp., 4.837%, 10/1/41	1,166,118
1,152,000	Roper Technologies, Inc., 2.950%, 9/15/29	1,192,600
375,000	Transnet SOC Ltd. (South Africa), 144a, 4.000%, 7/26/22	372,990
1,352,000	Waste Management, Inc., 2.500%, 11/15/50	1,291,567
1,588,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,566,685
		12,839,230
	Utilities — 3.4%
200,000	Alfa Desarrollo SpA (Chile), 144a, 4.550%, 9/27/51	197,400
676,000	American Water Capital Corp., 6.593%, 10/15/37	977,144
1,303,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	1,496,999
825,000	Duke Energy Progress LLC, 4.150%, 12/1/44	972,111
819,000	Edison International, 4.125%, 3/15/28	865,033
1,068,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,294,972
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 7.125%, 2/11/25	206,500
203,000	Genneia SA (Argentina), 144a, 8.750%, 9/2/27	191,632
200,000	Greenko Power II Ltd. (India), 144a, 4.300%, 12/13/28	203,000
200,000	NPC Ukrenergo (Ukraine), 144a, 6.875%, 11/9/26	174,530
1,281,000	Ohio Power Co., 2.900%, 10/1/51	1,240,276
1,409,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	1,309,713
988,000	PacifiCorp., 5.750%, 4/1/37	1,302,719
200,000	Perusahaan Listrik Negara PT (Indonesia), 144a, 4.875%, 7/17/49	214,250
2,024,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.268%, 5/15/67(A)	1,879,790
		12,526,069

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 37.4% (Continued)
	Communication Services — 3.1%
$ 467,000	Alphabet, Inc., 1.900%, 8/15/40	$ 426,628
1,000,000	AT&T, Inc., 3.850%, 6/1/60	1,048,916
700,000	AT&T, Inc., 4.500%, 5/15/35	809,752
1,340,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	1,371,027
773,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,058,558
899,000	Comcast Corp., 4.000%, 3/1/48	1,039,094
392,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	570,112
1,147,000	Netflix, Inc., 144a, 4.875%, 6/15/30	1,337,689
1,325,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,451,041
1,586,000	Verizon Communications, Inc., 2.987%, 10/30/56	1,507,826
847,000	ViacomCBS, Inc., 4.950%, 5/19/50	1,083,392
		11,704,035
	Health Care — 2.9%
927,000	AbbVie, Inc., 4.450%, 5/14/46	1,124,635
1,038,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	1,159,969
848,000	Becton Dickinson and Co., 4.685%, 12/15/44	1,067,276
740,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	986,057
966,000	CommonSpirit Health, 4.187%, 10/1/49	1,127,902
440,000	CommonSpirit Health, 4.200%, 8/1/23	460,155
883,000	CVS Health Corp., 5.125%, 7/20/45	1,151,258
1,180,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	1,262,996
1,042,000	Mylan, Inc., 4.550%, 4/15/28	1,167,195
156,000	Rede D'or Finance Sarl (Brazil), 144a, 4.500%, 1/22/30	151,829
1,214,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	1,349,566
		11,008,838
	Consumer Staples — 2.8%
1,401,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	1,357,342
1,358,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	1,721,744
1,179,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	1,266,343
1,410,000	JBS Finance Luxembourg Sarl, 144a, 2.500%, 1/15/27	1,394,152
717,000	Kroger Co. (The), 5.000%, 4/15/42	912,267
1,065,000	Mars, Inc., 144a, 3.875%, 4/1/39	1,234,142
1,460,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	1,576,411
756,000	Starbucks Corp., 3.350%, 3/12/50	793,458
400,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	376,400
		10,632,259
	Consumer Discretionary — 2.5%
764,000	Ford Motor Co., 3.250%, 2/12/32	782,336
615,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	638,831
643,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	692,057
528,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	626,635
200,000	Genm Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	195,118
645,000	Home Depot, Inc. (The), 5.950%, 4/1/41	927,773
1,068,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	1,094,903
1,274,000	Lowe's Cos, Inc., 4.500%, 4/15/30	1,480,259
1,842,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	1,744,040
1,053,000	Walmart, Inc., 2.850%, 7/8/24	1,100,535
		9,282,487
	Information Technology — 2.4%
729,000	Apple, Inc., 4.650%, 2/23/46	959,285
Principal Amount		Market Value

	Information Technology — (Continued)
$ 1,242,000	Broadcom, Inc., 4.150%, 11/15/30	$ 1,378,835
1,181,000	Fiserv, Inc., 3.500%, 7/1/29	1,271,218
1,351,000	Microchip Technology, Inc., 144a, 0.983%, 9/1/24	1,326,458
535,000	Microsoft Corp., 3.500%, 2/12/35	612,161
987,000	NXP BV / NXP Funding LLC (China), 144a, 5.350%, 3/1/26	1,115,644
200,000	SK Hynix, Inc. (South Korea), 144a, 2.375%, 1/19/31	192,607
723,000	Visa, Inc., 4.150%, 12/14/35	866,499
1,248,000	VMware, Inc., 1.400%, 8/15/26	1,227,229
		8,949,936
	Real Estate — 2.0%
1,119,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	1,202,884
954,000	Equinix, Inc. REIT, 2.900%, 11/18/26	988,878
1,281,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	1,276,033
1,244,000	Host Hotels & Resorts LP REIT, 4.500%, 2/1/26	1,340,913
525,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	552,729
800,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	880,667
406,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	448,928
828,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	928,361
		7,619,393
	Materials — 1.3%
773,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	998,136
200,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	200,750
421,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	485,203
200,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/10/28	212,000
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 6.757%, 11/15/48	256,000
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 144a, 5.450%, 5/15/30	228,026
200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	196,628
200,000	OCP SA (Morocco), 144a, 5.125%, 6/23/51	188,643
200,000	OCP SA (Morocco), 144a, 6.875%, 4/25/44	232,149
300,000	Sasol Financing USA LLC (South Africa), 5.500%, 3/18/31	302,550
914,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	1,142,792
200,000	Stillwater Mining Co. (South Africa), 144a, 4.500%, 11/16/29	192,300
200,000	Suzano Austria GmbH (Brazil), 5.000%, 1/15/30	219,252
		4,854,429
	Total Corporate Bonds	$140,383,354
	U.S. Treasury Obligations — 26.9%
29,665,000	U.S. Treasury Bond, 1.750%, 8/15/41	28,853,848
1,385,000	U.S. Treasury Bond, 1.875%, 2/15/41	1,375,208
783,000	U.S. Treasury Bond, 1.875%, 2/15/51	778,228
2,000,000	U.S. Treasury Bond, 3.000%, 5/15/42	2,375,781
6,730,000	U.S. Treasury Note, 0.125%, 4/30/23	6,694,247
27,070,000	U.S. Treasury Note, 0.250%, 10/31/25	26,174,364
23,980,000	U.S. Treasury Note, 0.750%, 5/31/26	23,500,400
5,500,000	U.S. Treasury Note, 1.125%, 2/15/31	5,343,808
3,000,000	U.S. Treasury Note, 2.000%, 8/15/25	3,095,156
2,700,000	U.S. Treasury Note, 2.000%, 11/15/26	2,794,711
	Total U.S. Treasury Obligations	$100,985,751
	U.S. Government Mortgage-Backed Obligations — 8.2%
71,587	FHLMC, Pool #1Q0339, (12M LIBOR +1.882%), 2.157%, 4/1/37(A)	75,548
8,143	FHLMC, Pool #A12886, 5.000%, 8/1/33	9,183
49,333	FHLMC, Pool #A13842, 6.000%, 9/1/33	54,370

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 8.2% (Continued)
$ 5,475	FHLMC, Pool #A21415, 5.000%, 5/1/34	$ 6,149
12,515	FHLMC, Pool #A35682, 5.000%, 7/1/35	14,165
7,598	FHLMC, Pool #A36523, 5.000%, 8/1/35	8,587
19,847	FHLMC, Pool #A46590, 5.000%, 8/1/35	21,640
3,155	FHLMC, Pool #A64971, 5.500%, 8/1/37	3,616
1,865,853	FHLMC, Pool #A89148, 4.000%, 10/1/39	2,050,392
51,981	FHLMC, Pool #A96485, 4.500%, 1/1/41	57,512
317,504	FHLMC, Pool #A97897, 4.500%, 4/1/41	352,130
15,243	FHLMC, Pool #C62740, 7.000%, 1/1/32	16,901
12,522	FHLMC, Pool #C72254, 6.500%, 7/1/32	13,865
25,025	FHLMC, Pool #C90986, 7.000%, 6/1/26	26,553
10,172	FHLMC, Pool #G02184, 5.000%, 4/1/36	11,504
1,732,514	FHLMC, Pool #G05624, 4.500%, 9/1/39	1,916,958
157,668	FHLMC, Pool #G05733, 5.000%, 11/1/39	178,931
51,338	FHLMC, Pool #J13584, 3.500%, 11/1/25	54,065
3,193,914	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	3,188,616
882,898	FHLMC REMIC, Pool #RA2970, 2.500%, 7/1/50	904,654
22,554	FNMA, Pool #255628, 5.500%, 2/1/25	24,680
7,184	FNMA, Pool #426830, 8.000%, 11/1/24	7,244
5,362	FNMA, Pool #540040, 7.500%, 6/1/28	5,380
9,294	FNMA, Pool #561741, 7.500%, 1/1/31	10,406
16,544	FNMA, Pool #640291, 7.000%, 8/1/32	16,598
16,552	FNMA, Pool #670402, 6.500%, 6/1/32	18,837
95,615	FNMA, Pool #745257, 6.000%, 1/1/36	110,727
55,370	FNMA, Pool #748895, 6.000%, 12/1/33	58,655
31,722	FNMA, Pool #758564, 6.000%, 9/1/24	34,827
34,995	FNMA, Pool #810049, 5.500%, 3/1/35	38,359
53,843	FNMA, Pool #819297, 6.000%, 9/1/35	61,398
569,193	FNMA, Pool #881279, 5.000%, 11/1/36	643,108
21,096	FNMA, Pool #889060, 6.000%, 1/1/38	25,024
50,567	FNMA, Pool #889061, 6.000%, 1/1/38	58,654
3,695	FNMA, Pool #895657, 6.500%, 8/1/36	4,091
61,917	FNMA, Pool #905049, 5.500%, 11/1/36	67,888
321,786	FNMA, Pool #928553, 5.500%, 8/1/37	362,366
117,438	FNMA, Pool #931535, 5.500%, 7/1/39	122,489
109,965	FNMA, Pool #AA3467, 4.500%, 4/1/39	121,610
180,342	FNMA, Pool #AA4584, 4.500%, 4/1/39	199,446
42,492	FNMA, Pool #AB1800, 4.000%, 11/1/40	46,678
82,668	FNMA, Pool #AB2452, 4.000%, 3/1/26	86,965
23,840	FNMA, Pool #AD3775, 4.500%, 3/1/25	24,977
37,730	FNMA, Pool #AD6193, 5.000%, 6/1/40	42,351
56,868	FNMA, Pool #AE1568, 4.000%, 9/1/40	62,142
341,278	FNMA, Pool #AE2497, 4.500%, 9/1/40	378,334
33,657	FNMA, Pool #AE5441, 5.000%, 10/1/40	38,067
117,067	FNMA, Pool #AH1135, 5.000%, 1/1/41	131,718
46,962	FNMA, Pool #AH3671, 4.000%, 2/1/26	49,416
322,639	FNMA, Pool #AH6622, 4.000%, 3/1/41	358,592
308,868	FNMA, Pool #AL0150, 4.000%, 2/1/41	339,156
54,200	FNMA, Pool #AL0211, 5.000%, 4/1/41	61,177
1,688,175	FNMA, Pool #AL5718, 3.500%, 9/1/44	1,818,131
361,744	FNMA, Pool #AS0779, 4.000%, 10/1/43	397,764
26,487	FNMA, Pool #AS7813, 4.000%, 8/1/46	28,805
2,409,667	FNMA, Pool #BT7156, 2.000%, 8/1/51	2,405,591
1,710,550	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,756,696
1,769,465	FNMA, Pool #FM4702, 2.500%, 10/1/50	1,812,864
618,243	FNMA, Pool #FM4996, 2.000%, 12/1/50	618,253
2,383,694	FNMA, Pool #FM5085, 2.000%, 12/1/50	2,381,429
1,130,718	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,158,215
1,174,118	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,199,611
1,200,000	FNMA, Pool #FM9905, 2.500%, 12/1/51	1,229,567
1,200,000	FNMA, Pool #FM9907, 2.500%, 12/1/51	1,227,371
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 8.2% (Continued)
$ 1,037,032	FNMA, Pool #MA4128, 2.000%, 9/1/40	$ 1,052,898
796,939	GNMA, Pool #4424, 5.000%, 4/20/39	900,082
	Total U.S. Government Mortgage-Backed Obligations	$30,563,976
	Asset-Backed Securities — 8.1%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (3M LIBOR +1.650%), 1.774%, 4/15/34(A)	1,089,667
2,068,223	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	2,132,709
1,400,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class AR, 144a, (3M LIBOR +1.130%), 1.253%, 10/17/34(A)	1,396,720
1,375,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.124%, 1/15/33(A)	1,375,089
825,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class D, 144a, (1M LIBOR +2.750%), 2.860%, 9/15/35(A)	819,088
966,529	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	958,948
1,505,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class ARR, 144a, (3M LIBOR +1.080%), 1.255%, 10/21/31(A)	1,504,305
1,918	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 6.795%, 2/25/33(A)(B)	1,930
2,865,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	2,860,721
1,275,000	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	1,253,347
117,388	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(B)	137,990
8,922	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(B)	9,464
804,995	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	826,711
1,637,625	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	1,645,587
970,000	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	1,018,277
1,425,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 1.819%, 10/19/34(A)	1,425,397
1,505,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2AR, 144a, (3M LIBOR +1.200%), 1.331%, 4/20/32(A)	1,505,271
708,109	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	757,019
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	969,525
1,194,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,197,700
1,400,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (3M LIBOR +1.200%), 1.317%, 10/15/34(A)	1,399,993
78,670	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	79,234
1,129,375	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	1,121,392
600,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 1.254%, 10/15/30(A)	600,032

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 8.1% (Continued)
$ 1,505,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 1.401%, 7/20/32(A)	$ 1,505,038
1,592,000	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,588,127
1,375,000	Whitebox CLO II Ltd. (Cayman Islands), 144a, (3M LIBOR +1.220%), 1.380%, 10/24/34(A)	1,377,232
	Total Asset-Backed Securities	$30,556,513
	Commercial Mortgage-Backed Securities — 4.8%
2,500,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 1.560%, 9/15/32(A)	2,481,170
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	550,314
1,000,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.060%, 2/15/29(A)	999,790
1,362,387	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	1,366,023
1,600,000	CSMC, Ser 2021-B33, Class A1, 144a, 3.053%, 10/10/43	1,636,131
580,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(A)(B)	599,593
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(A)(B)	562,191
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	602,411
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	1,843,342
1,150,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 1.560%, 10/15/36(A)	1,147,373
3,000,000	Hudson Yards Mortgage Trust, Ser 2016-10HY, Class A, 144a, 2.835%, 8/10/38	3,111,937
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(B)	535,580
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.270%, 11/15/35(A)	1,203,437
575,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Class B, 4.443%, 8/15/45(A)(B)	581,015
695,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class B, 3.863%, 3/15/48(A)(B)	709,806
	Total Commercial Mortgage-Backed Securities	$17,930,113
	Sovereign Government Obligations — 4.7%
200,000	Abu Dhabi Government International Bond, 144a, 3.875%, 4/16/50	232,958
200,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	196,952
275,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	275,880
12,043	Argentine Republic Government International Bond, 1.000%, 7/9/29	4,366
242,500	Argentine Republic Government International Bond, 1.125%, 7/9/35(A)(B)	77,602
382,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	326,136
100,000	Bahamas Government International Bond, 144a, 8.950%, 10/15/32	91,876
200,000	Bahrain Government International Bond, 144a, 4.250%, 1/25/28	194,611
100,000	Banque Centrale de Tunisie International Bond, 8.250%, 9/19/27	84,975
368,000	Chile Government International Bond, 3.100%, 5/7/41	360,088
Principal Amount		Market Value
	Sovereign Government Obligations — 4.7% (Continued)
$ 933,000	Chile Government International Bond, 3.100%, 1/22/61	$ 865,227
375,000	Colombia Government International Bond, 3.250%, 4/22/32	337,031
604,000	Colombia Government International Bond, 5.000%, 6/15/45	545,110
200,000	Colombia Government International Bond, 5.200%, 5/15/49	183,948
250,000	Colombia Government International Bond, 6.125%, 1/18/41	257,190
200,000	Costa Rica Government International Bond, 144a, 5.625%, 4/30/43	171,002
200,000	Dominican Republic International Bond, 144a, 4.875%, 9/23/32	203,250
200,000	Dominican Republic International Bond, 144a, 5.875%, 4/18/24	209,202
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	166,875
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	110,250
102,150	Ecuador Government International Bond, 144a, 0.500%, 7/31/40(A)(B)	59,758
372,885	Ecuador Government International Bond, 144a, 1.000%, 7/31/35(A)(B)	244,706
631,050	Ecuador Government International Bond, 144a, 5.000%, 7/31/30(A)(B)	522,983
350,000	Egypt Government International Bond, 144a, 5.750%, 5/29/24	363,650
200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	192,094
585,000	Egypt Government International Bond, 144a, 5.875%, 2/16/31	517,538
200,000	Egypt Government International Bond, 144a, 7.500%, 1/31/27	207,994
200,000	Egypt Government International Bond, 144a, 7.500%, 2/16/61	163,014
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	170,520
25,000	El Salvador Government International Bond, 144a, 5.875%, 1/30/25	15,563
100,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	59,501
100,000	El Salvador Government International Bond, 144a, 7.650%, 6/15/35	56,375
75,000	El Salvador Government International Bond, 144a, 8.625%, 2/28/29	45,751
585,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	486,895
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	159,800
200,000	Government of Sharjah Finance Department, 144a, 4.000%, 7/28/50	180,610
200,000	Guatemala Government Bond, 144a, 6.125%, 6/1/50	229,252
300,000	Hungary Government International Bond, 144a, 3.125%, 9/21/51	295,124
200,000	Israel Government International Bond, 4.500%, 4/3/2120	254,401
200,000	Ivory Coast Government International Bond, 144a, 6.375%, 3/3/28	217,000
150,000	Jamaica Government International Bond, 8.000%, 3/15/39	207,563
200,000	Kenya Government International Bond, 144a, 7.250%, 2/28/28	215,156

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 4.7% (Continued)
$ 200,000	Lebanese Republic Government International Bond, MTN, 6.650%, 2/26/30	$ 20,520
1,173,000	Mexico Government International Bond, 3.771%, 5/24/61	1,079,301
200,000	Mexico Government International Bond, 4.125%, 1/21/26	219,502
200,000	Mexico Government International Bond, 4.750%, 4/27/32	226,100
100,000	Mexico Government International Bond, 5.000%, 4/27/51	113,507
200,000	Mongolia Government International Bond, 144a, 4.450%, 7/7/31	189,248
200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	205,755
200,000	Nigeria Government International Bond, 5.625%, 6/27/22	201,826
370,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	330,469
200,000	Nigeria Government International Bond, 144a, 6.125%, 9/28/28	192,732
200,000	Nigeria Government International Bond, 144a, 7.875%, 2/16/32	196,696
200,000	Oman Government International Bond, 144a, 6.000%, 8/1/29	215,244
250,000	Oman Government International Bond, 144a, 4.125%, 1/17/23	254,062
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	209,410
200,000	Pakistan Government International Bond, 144a, 6.000%, 4/8/26	199,660
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	289,869
948,000	Panama Government International Bond, 4.300%, 4/29/53	1,017,687
216,000	Paraguay Government International Bond, 144a, 2.739%, 1/29/33	207,900
100,000	Paraguay Government International Bond, 144a, 5.600%, 3/13/48	115,500
300,000	Perusahaan Penerbit SBSN Indonesia III, 144a, 4.350%, 9/10/24	324,486
200,000	Province of Santa Fe (Argentina), 144a, 7.000%, 3/23/23	186,252
200,000	Republic of South Africa Government International Bond, 5.750%, 9/30/49	192,200
360,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	345,240
375,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	195,000
350,000	Turkey Government International Bond, 4.875%, 4/16/43	267,820
400,000	Turkey Government International Bond, 5.750%, 5/11/47	323,000
200,000	Ukraine Government International Bond, 7.750%, 9/1/26	190,404
400,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/32	356,104
	Total Sovereign Government Obligations	$17,625,271
	Non-Agency Collateralized Mortgage Obligations — 4.7%
1,884	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 2.429%, 3/25/35(A)(B)	1,917
1,328,559	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.676%, 10/25/45(A)(B)	1,340,785
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 4.7% (Continued)
$ 2,070,481	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.676%, 10/25/45(A)(B)	$ 2,085,629
547,745	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.529%, 8/25/43(A)(B)	549,712
728,378	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.660%, 11/25/44(A)(B)	729,846
1,152,171	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.930%, 1/25/45(A)(B)	1,159,850
1,144,596	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.898%, 2/25/45(A)(B)	1,144,568
1,111,881	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.829%, 12/25/44(A)(B)	1,113,339
65,818	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	66,146
395,538	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(B)	398,770
990,671	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(A)(B)	991,780
24,425	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 2.141%, 2/25/35(A)(B)	25,495
13,760	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 2.569%, 4/25/35(A)(B)	13,900
19,827	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.244%, 6/25/36(A)(B)	16,100
822,715	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 2.233%, 1/25/45(A)(B)	829,023
1,684,008	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.469%, 1/25/47(A)(B)	1,705,095
452,657	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 10/25/49(A)(B)	456,619
1,517,615	JP Morgan Mortgage Trust, Ser 2021-10, Class A4, 144a, 2.500%, 12/25/51(A)(B)	1,530,953
18,532	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	19,907
142,494	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	93,125
187,376	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.540%, 8/25/43(A)(B)	188,577
172,463	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.505%, 5/25/43(A)(B)	173,951
820,140	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	826,159
325,376	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(B)	328,265
1,600,000	Sequoia Mortgage Trust, Ser 2021-9, Class A1, 144a, 2.500%, 1/25/52(A)(B)	1,600,875
50,177	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	51,415
	Total Non-Agency Collateralized Mortgage Obligations	$17,441,801
	Agency Collateralized Mortgage Obligations — 2.1%
2,862,475	FHLMC REMIC, Ser 3331, Class PE, 6.000%, 6/15/37	3,303,562
720,866	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	796,545
149,886	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	170,610
43,977	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	75
16,472	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	16,592
470,571	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	491,015

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 2.1% (Continued)
$ 57,679	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 0.353%, 8/25/44(A)	$ 57,383
1,189,000	FREMF Mortgage Trust, Ser 2012-K23, Class C, 144a, 3.656%, 10/25/45(A)(B)	1,205,899
1,075,091	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	1,165,288
5,049,199	GNMA, Ser 2012-147, Class IO, 0.561%, 4/16/54(A)(B)(C)	86,005
2,033,862	GNMA, Ser 2016-113, Class IO, 1.089%, 2/16/58(A)(B)(C)	120,138
9,931,826	GNMA, Ser 2016-140, Class IO, 0.763%, 5/16/58(A)(B)(C)	442,382
	Total Agency Collateralized Mortgage Obligations	$7,855,494
Shares
	Short-Term Investment Funds — 3.6%
12,327,332	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	12,327,332
1,316,250	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	1,316,250
	Total Short-Term Investment Funds	$13,643,582
	Total Investment Securities—100.5% (Cost $370,993,549)	$376,985,855
	Liabilities in Excess of Other Assets — (0.5%)	(1,932,014)
	Net Assets — 100.0%	$375,053,841
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2021.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2021 was $1,289,632.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
IO – Interest Only
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $108,930,371 or 29.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$140,383,354	$—	$140,383,354
U.S. Treasury Obligations	—	100,985,751	—	100,985,751
U.S. Government Mortgage-Backed Obligations	—	30,563,976	—	30,563,976
Asset-Backed Securities	—	30,556,513	—	30,556,513
Commercial Mortgage-Backed Securities	—	17,930,113	—	17,930,113
Sovereign Government Obligations	—	17,625,271	—	17,625,271
Non-Agency Collateralized Mortgage Obligations	—	17,441,801	—	17,441,801
Agency Collateralized Mortgage Obligations	—	7,855,494	—	7,855,494
Short-Term Investment Funds	13,643,582	—	—	13,643,582
Total	$13,643,582	$363,342,273	$—	$376,985,855
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Anti-Benchmark® International Core Equity Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 95.6%
	Japan — 27.4%
	Communication Services — 3.8%
800	Capcom Co. Ltd.	$ 18,841
8,700	CyberAgent, Inc.	145,027
7,000	Nexon Co. Ltd.	135,354
1,200	Nippon Telegraph & Telephone Corp.	32,818
2,100	Square Enix Holdings Co. Ltd.	107,729
16,900	Z Holdings Corp.	97,513
	Consumer Discretionary — 5.5%
1,900	K's Holdings Corp.	18,463
9,300	Pan Pacific International Holdings Corp.	128,190
2,300	Shimamura Co. Ltd.	193,017
800	Shimano, Inc.	213,055
5,300	Skylark Holdings Co. Ltd.†	69,634
4,800	ZOZO, Inc.	149,665
	Consumer Staples — 7.3%
2,400	Kobayashi Pharmaceutical Co. Ltd.	188,778
13,600	Lion Corp.	181,805
900	MatsukiyoCocokara & Co.	33,280
5,600	Pigeon Corp.	107,170
3,900	Sundrug Co. Ltd.	101,959
500	Tsuruha Holdings, Inc.	48,010
5,400	Welcia Holdings Co. Ltd.	168,530
14,800	Yamazaki Baking Co. Ltd.	196,723
	Energy — 0.6%
1,700	Iwatani Corp.	85,644
	Financials — 0.6%
4,900	Shinsei Bank Ltd.	79,711
	Health Care — 0.8%
1,100	Chugai Pharmaceutical Co. Ltd.	35,856
1,400	Eisai Co. Ltd.	79,475
	Industrials — 4.5%
6,900	ANA Holdings, Inc.*	144,244
100	BayCurrent Consulting, Inc.	38,543
8,300	MonotaRO Co. Ltd.	149,284
5,700	SG Holdings Co. Ltd.	133,656
3,900	West Japan Railway Co.	163,109
	Information Technology — 0.5%
2,400	Ricoh Co. Ltd.	22,371
200	SHIFT, Inc.*	41,250
	Real Estate — 2.7%
99	GLP J-Reit	171,183
59	Nippon Prologis REIT, Inc.	208,754
	Utilities — 1.1%
5,500	Toho Gas Co. Ltd.	140,097
5,900	Tokyo Electric Power Co. Holdings, Inc.*	15,253
	Total Japan	3,843,991
	United Kingdom — 10.5%
	Communication Services — 1.3%
12,386	BT Group PLC	28,494
18,481	Pearson PLC	153,314
	Consumer Discretionary — 0.8%
3,412	B&M European Value Retail SA	29,280
641	Games Workshop Group PLC	86,502
	Consumer Staples — 2.8%
54,156	J Sainsbury PLC	202,433
Shares		Market Value

	United Kingdom — (Continued)
	Consumer Staples — (Continued)
7,463	Ocado Group PLC*	$ 169,793
310	Reckitt Benckiser Group PLC	26,686
	Financials — 1.1%
13,099	Hiscox Ltd.	152,621
	Health Care — 1.3%
70,891	ConvaTec Group PLC, 144a	185,336
	Industrials — 1.8%
54,075	International Consolidated Airlines Group SA*	105,243
21,665	Royal Mail PLC	148,540
	Information Technology — 1.4%
1,126	Endava PLC ADR*	189,078
	Total United Kingdom	1,477,320
	Hong Kong — 7.9%
	Consumer Discretionary — 0.9%
12,034	Melco Resorts & Entertainment Ltd. ADR*	122,506
	Consumer Staples — 1.2%
80,000	Vitasoy International Holdings Ltd.†	161,768
	Financials — 1.6%
4,300	Hang Seng Bank Ltd.	78,740
2,600	Hong Kong Exchanges & Clearing Ltd.	152,058
	Industrials — 1.8%
3,600	Jardine Matheson Holdings Ltd.	197,955
20,000	Xinyi Glass Holdings, Ltd.	50,097
	Information Technology — 0.9%
12,100	ASM Pacific Technology Ltd.	130,762
	Real Estate — 1.4%
22,800	Link REIT	200,851
	Utilities — 0.1%
12,000	Hong Kong & China Gas Co. Ltd.	18,683
	Total Hong Kong	1,113,420
	Denmark — 6.2%
	Health Care — 3.4%
4,081	Ambu A/S - Class B	107,713
1,104	Ascendis Pharma A/S ADR*	148,521
1,215	Coloplast A/S - Class B	213,932
	Industrials — 0.4%
3,084	ISS A/S*	58,475
	Materials — 2.4%
2,550	Chr Hansen Holding A/S	201,203
1,646	Novozymes A/S - Class B	135,153
	Total Denmark	864,997
	Israel — 4.7%
	Financials — 2.7%
15,939	Bank Hapoalim BM	164,043
19,699	Bank Leumi Le-Israel BM	211,292
	Health Care — 1.0%
16,932	Teva Pharmaceutical Industries Ltd.*	138,295
	Information Technology — 1.0%
473	Nice Ltd.*	143,440
	Total Israel	657,070

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 95.6% (Continued)
	France — 4.6%
	Consumer Staples — 1.5%
11,196	Carrefour SA	$ 205,262
	Health Care — 1.3%
1,238	BioMerieux	176,042
	Real Estate — 1.8%
1,681	Covivio REIT	137,986
5,142	Klepierre SA REIT	121,671
	Total France	640,961
	Spain — 4.4%
	Communication Services — 0.7%
1,217	Cellnex Telecom SA, 144a	70,498
6,190	Telefonica SA	26,841
	Financials — 3.1%
175,227	Banco de Sabadell SA*	116,782
32,974	Bankinter SA	168,007
57,391	CaixaBank SA	156,772
	Health Care — 0.6%
4,049	Grifols SA	77,790
	Total Spain	616,690
	Australia — 4.4%
	Consumer Discretionary — 2.0%
1,741	Domino's Pizza Enterprises Ltd.	149,433
4,884	IDP Education Ltd.	123,039
	Consumer Staples — 1.2%
18,990	Treasury Wine Estates Ltd.	171,220
	Information Technology — 0.5%
1,712	WiseTech Global Ltd.	72,609
	Materials — 0.7%
6,660	Chalice Mining Ltd.*	46,618
16,880	Evolution Mining Ltd.	50,079
	Total Australia	612,998
	Germany — 3.8%
	Consumer Discretionary — 0.7%
31,743	TUI AG*	100,232
	Consumer Staples — 0.8%
1,394	HelloFresh SE*	106,833
	Financials — 0.5%
8,151	Commerzbank AG*	61,667
	Health Care — 0.2%
503	Fresenius Medical Care AG & Co. KGaA	32,609
	Industrials — 1.6%
4,169	Deutsche Lufthansa AG*	29,191
1,992	Knorr-Bremse AG	196,739
	Total Germany	527,271
	Finland — 3.5%
	Communication Services — 1.4%
3,253	Elisa Oyj	200,306
	Consumer Discretionary — 0.6%
2,309	Nokian Renkaat Oyj	87,247
	Health Care — 1.5%
5,020	Orion Oyj - Class B	208,525
	Total Finland	496,078
Shares		Market Value

	Switzerland — 3.4%
	Communication Services — 0.3%
82	Swisscom AG	$ 46,258
	Consumer Staples — 2.1%
15	Chocoladefabriken Lindt & Spruengli AG	207,913
325	Zur Rose Group AG*	83,996
	Health Care — 0.5%
43	Bachem Holding AG	33,671
81	Roche Holding AG	33,604
	Real Estate — 0.5%
586	PSP Swiss Property AG	73,024
	Total Switzerland	478,466
	China — 2.5%
	Communication Services — 0.4%
1,107	JOYY, Inc. ADR	50,291
	Consumer Discretionary — 0.5%
36,600	Chow Tai Fook Jewellery Group Ltd.	65,949
	Consumer Staples — 1.0%
51,900	Budweiser Brewing Co. APAC Ltd., 144a	136,443
	Industrials — 0.6%
25,000	SITC International Holdings Co., Ltd.	90,417
	Total China	343,100
	Netherlands — 1.7%
	Communication Services — 0.3%
11,203	Koninklijke KPN NV	34,820
	Consumer Staples — 1.4%
5,745	Koninklijke Ahold Delhaize NV	197,148
	Total Netherlands	231,968
	United States — 1.4%
	Health Care — 1.4%
3,602	QIAGEN NV*	199,733
	Ireland — 1.4%
	Consumer Staples — 1.4%
1,505	Kerry Group PLC - Class A	194,047
	Luxembourg — 1.3%
	Health Care — 1.3%
1,460	Eurofins Scientific SE	180,882
	New Zealand — 1.3%
	Health Care — 1.3%
8,070	Fisher & Paykel Healthcare Corp. Ltd.	180,797
	Norway — 1.1%
	Consumer Staples — 1.1%
6,577	Mowi ASA	155,656
	Italy — 1.1%
	Health Care — 1.1%
813	DiaSorin SpA	154,992
	Belgium — 1.1%
	Materials — 1.1%
3,646	Umicore SA	148,737
	Portugal — 1.0%
	Consumer Staples — 1.0%
6,408	Jeronimo Martins SGPS SA	146,640

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 95.6% (Continued)
	Jordan — 0.9%
	Health Care — 0.9%
4,419	Hikma Pharmaceuticals PLC	$ 132,707
	United Arab Emirates — 0.0%
	Health Care — 0.0%
15,156	NMC Health PLC*	0
	Total Common Stocks	$13,398,521
	Preferred Stocks — 0.2%
	Germany — 0.2%
	Health Care — 0.2%
45	Sartorius AG	30,436
	Short-Term Investment Funds — 5.5%
554,809	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	554,809
212,642	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	212,642
	Total Short-Term Investment Funds	$767,451
	Total Investment Securities — 101.3% (Cost $12,618,242)	$14,196,408
	Liabilities in Excess of Other Assets — (1.3)%	(177,625)
	Net Assets — 100.0%	$14,018,783
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2021 was $198,221.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $392,277 or 2.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$548,467	$3,295,524	$—	$3,843,991
United Kingdom	642,817	834,503	—	1,477,320
Hong Kong	141,189	972,231	—	1,113,420
Denmark	349,724	515,273	—	864,997
Israel	—	657,070	—	657,070
France	176,042	464,919	—	640,961
Spain	77,790	538,900	—	616,690
Australia	—	612,998	—	612,998
Germany	—	527,271	—	527,271
Finland	—	496,078	—	496,078
Switzerland	291,909	186,557	—	478,466
China	50,291	292,809	—	343,100
Netherlands	34,820	197,148	—	231,968
United States	—	199,733	—	199,733
Ireland	194,047	—	—	194,047
Luxembourg	—	180,882	—	180,882
New Zealand	—	180,797	—	180,797
Norway	—	155,656	—	155,656
Italy	154,992	—	—	154,992
Belgium	—	148,737	—	148,737
Portugal	146,640	—	—	146,640
Jordan	—	132,707	—	132,707
United Arab Emirates	—	—	0	0
Preferred Stocks	—	30,436	—	30,436
Short-Term Investment Funds	767,451	—	—	767,451
Total	$3,576,179	$10,620,229	$0	$14,196,408
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks
Beginning balance, September 30, 2021	$0
Transfer into Level 3	—
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	0
Ending balance, December 31, 2021	$0
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2021	$0
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Credit Opportunities Fund – December 31, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 58.0%
	Communication Services — 9.3%
$ 2,558,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$ 2,496,327
1,850,000	Avaya, Inc., 144a, 6.125%, 9/15/28	1,961,000
72,000	Belo Corp., 7.250%, 9/15/27	82,800
500,000	Belo Corp., 7.750%, 6/1/27	583,750
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	680,926
634,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	648,702
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	473,800
1,904,000	CommScope, Inc., 144a, 8.250%, 3/1/27	1,955,103
310,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	319,300
87,000	Consolidated Communications, Inc., 144a, 5.000%, 10/1/28	87,870
1,335,000	Consolidated Communications, Inc., 144a, 6.500%, 10/1/28	1,401,750
300,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	280,875
225,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	222,188
430,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	406,888
890,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	886,662
312,000	Cumulus Media New Holdings, Inc., 144a, 6.750%, 7/1/26†	323,700
575,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	287,500
1,000,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	280,000
133,000	Digicel Group Ltd. (Jamaica), 8.250%, 9/30/22(B)	1
250,000	DKT Finance ApS (Denmark), 7.000%, 6/17/23	288,029
1,571,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	1,558,377
218,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	224,268
1,114,000	Gray Television, Inc., 144a, 4.750%, 10/15/30	1,107,037
400,000	Houghton Mifflin Harcourt Publishers, Inc., 144a, 9.000%, 2/15/25	418,000
214,000	Lumen Technologies, Inc., 144a, 4.000%, 2/15/27	217,114
565,000	Lumen Technologies, Inc., 144a, 5.125%, 12/15/26	587,956
128,000	Netflix, Inc., 4.875%, 4/15/28	145,920
116,000	Netflix, Inc., 144a, 4.875%, 6/15/30	135,285
1,516,000	Nexstar Broadcasting, Inc., 144a, 4.750%, 11/1/28	1,544,425
105,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 7/15/27	109,725
853,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	851,934
1,197,000	Sirius XM Radio, Inc., 144a, 4.000%, 7/15/28	1,203,691
934,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	934,000
20,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	20,787
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	258,600
491,000	TEGNA, Inc., 4.625%, 3/15/28	496,298
1,000,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	1,030,000
1,104,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	1,036,766
1,345,000	Telesat Canada / Telesat LLC (Canada), 144a, 6.500%, 10/15/27	1,043,720
366,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	367,830
420,000	ViaSat, Inc., 144a, 6.500%, 7/15/28	421,050
132,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	131,340
131,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	131,827
Principal Amount		Market Value

	Communication Services — (Continued)
$ 910,000	Virgin Media Vendor Financing Notes IV DAC (Ireland), 144a, 5.000%, 7/15/28	$ 916,866
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	392,000
		28,951,987
	Energy — 9.1%
517,000	Antero Resources Corp., 144a, 7.625%, 2/1/29	573,870
2,471,000	Apache Corp., 5.100%, 9/1/40	2,792,230
1,626,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	1,695,463
105,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	101,030
190,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	192,613
131,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	136,568
1,171,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 9.000%, 11/1/27	1,563,285
1,744,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	1,848,640
267,000	Cheniere Energy Partners LP, 144a, 3.250%, 1/31/32	269,670
239,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	250,950
470,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	498,200
1,722,000	Citgo Holding, Inc., 144a, 9.250%, 8/1/24	1,730,610
446,000	CrownRock LP / CrownRock Finance, Inc., 144a, 5.625%, 10/15/25	456,035
320,000	Cullinan Holdco Scsp (Luxembourg), 4.625%, 10/15/26	368,491
489,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	504,892
1,140,000	EQM Midstream Partners LP, 6.500%, 7/15/48	1,385,100
777,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25(A)	722,610
1,074,000	Great Western Petroleum LLC / Great Western Finance Corp., 144a, 12.000%, 9/1/25	1,127,700
2,373,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	2,349,270
2,237,000	New Fortress Energy, Inc., 144a, 6.500%, 9/30/26	2,220,222
65,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 144a, 7.500%, 2/1/26	67,035
362,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	309,510
873,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23	859,905
85,000	Occidental Petroleum Corp., 8.000%, 7/15/25	99,238
660,426	Rockcliff Energy II LLC, 144a, 5.500%, 10/15/29	680,239
1,020,000	Southwestern Energy Co., 4.750%, 2/1/32	1,073,774
536,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	485,080
668,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144a, 8.500%, 10/15/26	696,009
924,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	925,913
645,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	638,269
1,550,000	Western Midstream Operating LP, 6.500%, 2/1/50	1,832,875
		28,455,296
	Industrials — 7.4%
220,000	Advanced Drainage Systems, Inc., 144a, 5.000%, 9/30/27	227,425
832,000	American Builders & Contractors Supply Co., Inc., 144a, 3.875%, 11/15/29	829,920

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 58.0% (Continued)
	Industrials — (Continued)
$ 211,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 4.125%, 8/15/26	$ 215,747
343,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 4/30/25	354,148
2,225,332	Artera Services LLC, 144a, 9.033%, 12/4/25	2,354,257
250,000	Brand Industrial Services, Inc., 144a, 8.500%, 7/15/25	249,768
1,609,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	1,629,112
758,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	769,370
1,707,000	Cargo Aircraft Management, Inc., 144a, 4.750%, 2/1/28	1,737,248
594,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	611,820
2,028,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	2,018,533
31,000	Crown Americas LLC / Crown Americas Capital Corp. VI, 4.750%, 2/1/26	31,775
958,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	943,630
142,000	GFL Environmental, Inc. (Canada), 144a, 3.750%, 8/1/25	143,420
480,271	GFL Environmental, Inc. (Canada), 144a, 4.375%, 8/15/29	475,768
97,000	GFL Environmental, Inc. (Canada), 144a, 5.125%, 12/15/26	100,880
1,764,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	1,750,770
2,305,000	Mauser Packaging Solutions Holding Co., 144a, 7.250%, 4/15/25	2,310,843
1,631,000	OI European Group BV, 144a, 4.750%, 2/15/30	1,652,986
529,000	Owens-Brockway Glass Container, Inc., 144a, 5.375%, 1/15/25	546,193
67,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	70,685
723,000	Sensata Technologies, Inc., 144a, 3.750%, 2/15/31	721,192
474,000	Sensata Technologies, Inc., 144a, 4.375%, 2/15/30	497,700
653,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	678,712
129,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	136,095
295,000	Trident TPI Holdings, Inc., 144a, 9.250%, 8/1/24	308,275
1,789,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25†	1,802,918
		23,169,190
	Consumer Discretionary — 6.3%
665,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	692,598
239,000	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144a, 5.750%, 4/20/29	255,154
565,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	576,300
340,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	346,375
1,291,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 4.625%, 8/1/29	1,274,862
653,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	688,915
28,000	Bath & Body Works, Inc., 6.694%, 1/15/27	32,200
300,000	Bath & Body Works, Inc., 6.750%, 7/1/36	370,500
208,000	Bath & Body Works, Inc., 6.875%, 11/1/35	258,440
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	104,727
250,000	Boyd Gaming Corp., 4.750%, 12/1/27	255,000
124,000	Boyd Gaming Corp., 144a, 8.625%, 6/1/25	132,868
1,045,000	Caesars Entertainment, Inc., 144a, 4.625%, 10/15/29	1,045,000
150,000	Caesars Entertainment, Inc., 144a, 8.125%, 7/1/27	165,992
372,000	Century Communities, Inc., 144a, 3.875%, 8/15/29	374,790
179,000	Century Communities, Inc., 6.750%, 6/1/27	188,845
125,000	Clarios Global LP, 144a, 6.750%, 5/15/25	130,938
364,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	380,835
148,000	Dana, Inc., 4.250%, 9/1/30	150,035
147,000	Dana, Inc., 5.375%, 11/15/27	154,158
326,000	Dana, Inc., 5.625%, 6/15/28	346,375
75,000	Ford Motor Co., 9.000%, 4/22/25	91,695
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 11,000	Ford Motor Credit Co. LLC, 3.810%, 1/9/24	$ 11,410
227,000	Ford Motor Credit Co. LLC, 4.063%, 11/1/24	238,843
256,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	276,321
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	59,813
1,733,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	1,814,694
201,313	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144a, 5.750%, 1/20/26	210,624
320,000	Lithia Motors, Inc., 144a, 3.875%, 6/1/29	326,688
1,363,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,455,002
124,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	127,410
217,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	219,170
204,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	210,630
622,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	653,100
1,797,000	Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 144a, 8.500%, 11/15/27	1,940,760
574,000	Ritchie Bros Holdings, Inc. (Canada), 144a, 4.750%, 12/15/31	599,112
841,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	849,410
115,000	Six Flags Theme Parks, Inc., 144a, 7.000%, 7/1/25	122,813
551,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	556,234
773,000	Sonic Automotive, Inc., 144a, 4.875%, 11/15/31	780,498
177,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	195,049
610,000	SRS Distribution, Inc., 144a, 6.000%, 12/1/29	613,050
162,000	United Airlines, Inc., 144a, 4.375%, 4/15/26	168,923
162,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	167,063
		19,613,219
	Consumer Staples — 5.9%
275,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	270,188
271,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.375%, 1/15/28	276,420
1,500,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	1,534,845
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	458,662
550,000	BCPE Ulysses Intermediate, Inc., 144a, 7.750%, 4/1/27(C)	543,125
357,000	Bellis Acquisition Co. PLC (United Kingdom), 3.250%, 2/16/26	464,553
470,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	482,904
226,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 7.500%, 4/15/25	232,470
200,000	Chrome Holdco SASU (France), 5.000%, 5/31/29	227,700
185,000	eG Global Finance PLC (United Kingdom), 144a, 6.750%, 2/7/25	187,313
385,455	eG Global Finance PLC (United Kingdom), 144a, 8.500%, 10/30/25	399,428
663,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	721,013
1,095,000	Korn Ferry, 144a, 4.625%, 12/15/27	1,127,850
1,240,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	1,226,050
1,259,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	1,293,849
894,000	Legacy LifePoint Health LLC, 144a, 4.375%, 2/15/27	900,705
300,000	Mobilux Finance SAS (France), 4.250%, 7/15/28	339,415
715,000	Paysafe Finance PLC / Paysafe Holdings US Corp., 144a, 4.000%, 6/15/29	663,162
429,000	Picard BondCo S.A. (France), 5.375%, 7/1/27	490,859
1,837,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,809,445

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 58.0% (Continued)
	Consumer Staples — (Continued)
$ 1,542,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 6.375%, 9/30/26	$ 1,616,124
1,260,000	SRS Distribution, Inc., 144a, 4.625%, 7/1/28	1,264,725
364,000	SRS Distribution, Inc., 144a, 6.125%, 7/1/29	367,640
100,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 144a, 5.000%, 6/1/31	101,125
1,558,000	Team Health Holdings, Inc., 144a, 6.375%, 2/1/25	1,466,467
		18,466,037
	Materials — 4.7%
1,810,000	Chemours Co. (The), 144a, 4.625%, 11/15/29	1,795,972
817,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	853,765
996,000	Constellium SE, 144a, 3.750%, 4/15/29	979,959
163,000	Constellium SE, 144a, 5.625%, 6/15/28	171,399
706,000	EverArc Escrow Sarl, 144a, 5.000%, 10/30/29	706,522
330,000	First Quantum Minerals Ltd. (Zambia), 144a, 6.500%, 3/1/24	334,125
129,000	Freeport-McMoRan, Inc., 4.375%, 8/1/28	135,289
617,000	Freeport-McMoRan, Inc., 4.625%, 8/1/30	661,733
300,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	312,000
397,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	483,348
63,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	79,197
753,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 144a, 4.250%, 12/15/25	779,438
200,000	OCI NV (Netherlands), 144a, 4.625%, 10/15/25	207,500
1,335,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29†	1,248,225
1,590,000	Tronox, Inc., 144a, 4.625%, 3/15/29	1,588,012
1,289,636	Unifrax Escrow Issuer Corp., 144a, 5.250%, 9/30/28	1,303,500
950,000	Unifrax Escrow Issuer Corp., 144a, 7.500%, 9/30/29	959,500
1,730,000	Venator Finance Sarl / Venator Materials LLC, 144a, 5.750%, 7/15/25	1,660,800
215,000	Venator Finance Sarl / Venator Materials LLC, 144a, 9.500%, 7/1/25	234,350
		14,494,634
	Health Care — 3.6%
1,992,000	Air Methods Corp., 144a, 8.000%, 5/15/25†	1,705,650
854,000	Akumin Escrow, Inc., 144a, 7.500%, 8/1/28	800,625
385,000	Bausch Health Cos, Inc., 144a, 9.000%, 12/15/25	405,474
100,000	Bausch Health Cos, Inc., 144a, 5.000%, 1/30/28	92,000
100,000	Bausch Health Cos, Inc., 144a, 5.250%, 1/30/30	88,000
324,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	330,472
1,210,000	Catalent Pharma Solutions, Inc., 144a, 3.125%, 2/15/29	1,193,544
326,000	Emergent BioSolutions, Inc., 144a, 3.875%, 8/15/28	312,885
1,824,000	Global Medical Response, Inc., 144a, 6.500%, 10/1/25	1,842,240
244,000	HCA, Inc., 5.625%, 9/1/28	285,112
506,000	LifePoint Health, Inc., 144a, 5.375%, 1/15/29	503,470
756,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	778,680
413,000	Mozart Debt Merger Sub, Inc., 144a, 3.875%, 4/1/29	411,542
764,000	Mozart Debt Merger Sub, Inc., 144a, 5.250%, 10/1/29	774,421
553,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	554,382
990,000	Syneos Health, Inc., 144a, 3.625%, 1/15/29	977,625
		11,056,122
	Information Technology — 3.2%
1,722,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	1,709,085
241,000	Diebold Nixdorf, Inc., 144a, 9.375%, 7/15/25	259,494
1,777,000	Elastic NV, 144a, 4.125%, 7/15/29	1,758,128
710,000	II-VI, Inc., 144a, 5.000%, 12/15/29	724,796
330,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	336,353
908,000	PTC, Inc., 144a, 4.000%, 2/15/28	923,890
1,787,000	Science Applications International Corp., 144a, 4.875%, 4/1/28	1,831,675
Principal Amount		Market Value

	Information Technology — (Continued)
$ 440,000	Seagate HDD Cayman, 3.125%, 7/15/29	$ 429,491
746,000	Seagate HDD Cayman, 3.375%, 7/15/31	725,948
500,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	522,500
786,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	797,790
		10,019,150
	Financials — 3.1%
1,182,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 4.250%, 2/15/29	1,149,495
1,447,000	Coinbase Global, Inc., 144a, 3.375%, 10/1/28	1,351,136
627,000	Coinbase Global, Inc., 144a, 3.625%, 10/1/31	576,840
538,000	LD Holdings Group LLC, 144a, 6.125%, 4/1/28	507,065
403,000	LD Holdings Group LLC, 144a, 6.500%, 11/1/25	397,620
479,000	LPL Holdings, Inc., 144a, 4.375%, 5/15/31	489,778
374,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	387,090
657,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	659,154
692,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	721,410
435,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	443,700
461,000	NFP Corp., 144a, 4.875%, 8/15/28	465,610
326,000	NFP Corp., 144a, 6.875%, 8/15/28	326,815
392,000	OneMain Finance Corp., 3.875%, 9/15/28	384,160
1,690,000	OneMain Finance Corp., 4.000%, 9/15/30	1,661,912
		9,521,785
	Utilities — 2.7%
2,399,000	Calpine Corp., 144a, 4.500%, 2/15/28(A)	2,482,965
1,492,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	1,454,700
160,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	156,800
88,000	NRG Energy, Inc., 6.625%, 1/15/27	91,479
1,500,000	Vistra Corp., 144a, 7.000%(D)	1,519,335
1,000,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	1,037,820
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,390,500
268,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	286,843
		8,420,442
	Real Estate — 2.7%
1,893,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	1,857,166
215,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	222,525
875,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.750%, 9/15/30	872,812
720,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	748,800
390,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	403,642
531,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	552,240
1,105,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,164,473
920,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	926,008
963,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.750%, 6/15/29	987,075
197,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 5.250%, 10/1/25	198,970
110,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	113,613
201,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	212,557
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	48,954
		8,308,835
	Total Corporate Bonds	$180,476,697

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 22.5%(E)
	Health Care — 6.2%
$ 992,500	AlixPartners LLP, Initial Dollar Term Loan, (1M LIBOR + 2.750%), 3.250%, 2/04/28	$ 987,895
526,975	Amentum Government Services Holdings LLC, First Lien Initial Term Loan, (1M LIBOR + 3.500%), 3.600%, 1/29/27	518,085
312,681	Atkins Nutritionals Inc., Initial Term Loan, (1M LIBOR + 3.750%), 4.750%, 7/08/24	314,732
679,871	Avantor Funding Inc., Incremental B-5 Dollar Term Loan, (1M LIBOR + 2.250%), 2.750%, 11/08/27	679,021
808,258	Bausch Health Companies Inc., First Incremental Term Loan, (1M LIBOR + 2.750%), 2.850%, 11/27/25	803,036
792,782	Bausch Health Companies Inc., Initial Term Loan, (1M LIBOR + 3.000%), 3.100%, 6/02/25	788,620
325,000	Bellis Acquisition Company PLC, Facility B Loan (EUR), (6M EURIBOR + 2.750%), 2.750%, 2/16/26(F)	365,387
582,000	Belron Finance US LLC, First Incremental Loan, (3M LIBOR + 2.250%), 2.440%, 11/13/25	578,118
983,732	BrightView Landscapes LLC, Initial Term Loan, (1M LIBOR + 2.500%), 2.630%, 8/15/25	977,997
710,000	CAB, Facility B Loan, (6M EURIBOR + 3.500%), 3.500%, 2/09/28(F)	800,712
807,907	Change Healthcare Holdings LLC, Closing Date Term Loan, (1M LIBOR + 2.500%), 3.500%, 3/01/24	806,986
756,672	Elanco Animal Health Inc., Term Loan, (3M LIBOR + 1.750%), 1.850%, 8/01/27	746,033
843,792	eResearch Technology Inc., First Lien Initial Term Loan, (1M LIBOR + 4.500%), 5.500%, 2/04/27	845,902
713,385	EyeCare Partners LLC, First Lien Initial Term Loan, (3M LIBOR + 3.750%), 3.970%, 2/18/27	708,706
700,000	Froneri Lux Finco Sarl, Facility B1, (6M EURIBOR + 2.375%), 2.380%, 1/29/27(F)	779,401
640,250	Froneri US Inc., Facility B2, (1M LIBOR + 2.250%), 2.350%, 1/29/27	631,158
688,645	Gainwell Acquisition Corp, Term B Loan, (3M LIBOR + 4.000%), 4.750%, 10/01/27	689,679
1,457,968	Med ParentCo LP, First Lien Initial Term Loan, (1M LIBOR + 4.250%), 4.340%, 8/31/26	1,453,711
811,493	Medline Industries, Term Loan B, (1M LIBOR + 3.250%), 3.750%, 10/23/28	811,136
901,496	Organon & Co, Senior Secured Dollar Term Loan, (3M LIBOR + 3.000%), 3.500%, 6/02/28	901,685
377,150	Packaging Coordinators Midco Inc., First Lien Term B Loan, (3M LIBOR + 3.750%), 4.500%, 11/30/27	376,837
490,909	Sterigenics-Nordion Holdings LLC, Term Loan, (3M LIBOR + 2.750%), 3.250%, 12/11/26	488,607
982,575	Sunshine Luxembourg VII SARL, Term Loan B3 (USD), (3M LIBOR + 3.750%), 4.500%, 10/01/26	985,651
708,750	Surgery Center Holdings, Inc., 2021 New Term Loan, (1M LIBOR + 3.750%), 4.500%, 8/31/26	707,864
405,698	Trans Union LLC, Term B-5 Loan, (1M LIBOR + 1.750%), 1.850%, 11/16/26	401,641
527,850	US Foods Inc., Incremental B-2019 Term Loan, (1M LIBOR + 2.000%), 2.100%, 9/13/26	521,516
600,000	Verisure Holding AB, (3M EURIBOR + 3.500%), 3.500%, 7/14/26(F)	678,407
		19,348,523
	Consumer Discretionary — 4.9%
393,025	Adient US LLC, Term B-1 Loan, (3M LIBOR + 3.500%), 3.590%, 4/10/28	392,616
850,951	Alpha Topco Limited - Delta 2 (Lux) Sarl, 2018 Incremental New Facility B3 (USD) Loan, (1M LIBOR + 2.500%), 3.500%, 2/01/24	849,530
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 505,000	American Airlines Inc., Initial Term Loan, (3M LIBOR + 4.750%), 5.500%, 4/20/28	$ 522,402
596,904	Aramark Services Inc., US Term B-3 Loan, (1M LIBOR + 1.750%), 1.850%, 3/11/25	588,881
369,185	Autokiniton US Holdings, Inc., Closing Date Term B Loan, (6M LIBOR + 4.500%), 5.000%, 4/06/28	369,491
457,700	Birkenstock US Bidco Inc., Facility B (USD) Loan, (3M LIBOR + 3.250%), 4.250%, 4/28/28	455,984
610,705	Boyd Gaming Corporation, Refinancing Term B Loan, (1M LIBOR + 2.250%), 2.350%, 9/15/23	609,942
982,155	Caesars Resort Collection LLC, Term B Loan, (1M LIBOR + 2.750%), 2.850%, 12/23/24	976,017
834,438	Caesars Resort Collection LLC, Term B-1 Loan, (1M LIBOR + 3.500%), 3.600%, 7/21/25	834,229
591,646	Clarios Global LP, Amendment No. 1 Dollar Term Loan (First Lien), (1M LIBOR + 3.250%), 3.350%, 4/30/26	587,652
635,000	Delta Air Lines Inc., Initial Term Loan, (3M LIBOR + 3.750%), 4.750%, 10/20/27	670,719
350,000	EG Group Limited, Additional Second Lien Loan Facility, 7.000%, 4/30/27(F)(G)	399,371
387,888	Enterprise Development Authority, Term B Loan, (3M LIBOR + 4.250%), 5.000%, 2/28/28	387,081
547,250	Hayward Industries Inc., First Lien Initial Term Loan, (1M LIBOR + 2.500%), 3.000%, 5/30/28	544,399
480,150	IRB Holding Corp, Fourth Amendment Incremental Term Loan, (3M LIBOR + 3.250%), 4.250%, 12/15/27	479,699
575,070	LBM Acquisition LLC, First Lien Initial Term Loan, (3M LIBOR + 3.750%), 4.500%, 12/17/27(G)	569,411
297,000	LS Group OpCo Acquisition LLC, Initial Term Loan, (3M LIBOR + 3.250%), 4.000%, 11/02/27	296,133
629,157	Mileage Plus Holdings, LLC, Initial Term Loan, (3M LIBOR + 5.250%), 6.250%, 6/21/27	662,584
412,000	Nai Entertainment Holdings LLC, Tranche B Term Loan, (1M LIBOR + 2.500%), 3.500%, 5/08/25	403,760
65,899	Osmosis Debt Merger Sub Inc., Delayed Draw Term Loan, 4.500%, 7/31/28(G)	65,946
527,192	Osmosis Debt Merger Sub Inc., Initial Term B Loan, (1M LIBOR + 4.000%), 4.500%, 7/31/28	527,566
558,600	SRS Distribution Inc., 2021 Refinancing Term Loan, (3M LIBOR + 3.750%), 4.250%, 6/02/28	556,818
401,492	Station Casinos LLC, Term B-1 Facility Loan, (1M LIBOR + 2.250%), 2.500%, 2/08/27	397,750
870,384	UFC Holdings LLC, Term Loan B-3, (6M LIBOR + 2.750%), 3.500%, 4/29/26	865,562
977,613	United AirLines, Inc., Class B Term Loan, (3M LIBOR + 3.750%), 4.500%, 4/21/28	978,942
877,677	Whatabrands LLC, Initial Term B Loan, (1M LIBOR + 3.250%), 3.750%, 8/03/28	873,684
390,857	William Morris Endeavor Entertainment LLC, New Term Loan B-1, (1M LIBOR + 2.750%), 2.850%, 5/18/25	381,965
		15,248,134
	Communication Services — 3.1%
606,950	Cable One Inc., Incremental Term B-4 Loan, (1M LIBOR + 2.000%), 2.100%, 5/03/28	606,446
364,728	Charter Communications Operating LLC, Term Loan B2, (1M LIBOR + 1.750%), 1.850%, 2/01/27	361,022
487,647	CSC Holdings LLC, 2017 Refinancing Term Loan, (3M LIBOR + 2.250%), 2.360%, 7/17/25	479,723
262,500	Delta TopCo Inc., Initial Term Loan (Second Lien), (6M LIBOR + 7.250%), 8.000%, 12/01/28	263,566
146,998	E.W. Scripps Company (The), Tranche B-3 Term Loan, (1M LIBOR + 3.000%), 3.750%, 1/07/28	146,794

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 22.5%(E) (Continued)
	Communication Services — (Continued)
$ 622,472	E.W. Scripps Company, The, Tranche B-2 Term Loan, (1M LIBOR + 2.563%), 3.310%, 5/01/26	$ 620,623
387,625	Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-2 Term Loan, (1M LIBOR + 1.750%), 1.850%, 2/15/24	384,935
1,007,627	Gray Television Inc., Term C Loan, (3M LIBOR + 2.500%), 2.600%, 1/02/26	998,911
845,000	Lorca Holdco Limited, Facility B, (6M EURIBOR + 4.250%), 4.250%, 9/17/27(F)	962,032
468,319	MH Sub I, LLC, 2020 June New Term Loan, (1M LIBOR + 3.750%), 4.750%, 9/13/24	468,806
513,241	NEP Group Inc., First Lien Initial Dollar Term Loan, (1M LIBOR + 3.250%), 3.350%, 10/20/25	502,047
500,393	Nexstar Broadcasting Inc., Term B-4 Loan, (3M LIBOR + 2.500%), 2.600%, 9/18/26	498,957
979,957	Numericable U.S. LLC, USD TLB-12 Term Loan, (3M LIBOR + 3.688%), 3.810%, 1/31/26	970,403
910,000	Proofpoint Inc., Initial Term Loan, 3.750%, 8/31/28(G)	905,523
370,000	Telenet Financing USD LLC, Term Loan AR Facility, (3M LIBOR + 2.000%), 2.110%, 4/28/28	363,062
715,000	UPC Financing Partnership, Facility AX, (3M LIBOR + 3.000%), 3.110%, 1/31/29	712,169
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M LIBOR + 3.250%), 3.360%, 1/31/29	479,477
		9,724,496
	Information Technology — 2.7%
1,325,072	BYJU's Alpha, Inc., 6.250%, 11/24/26	1,337,766
566,147	Ceridian HCM Holding, Inc., Initial Term Loan, (1 week LIBOR + 2.500%), 2.580%, 4/30/25	559,427
990,549	Dun & Bradstreet Corporation (The), Term Loan B, (1M LIBOR + 3.250%), 3.350%, 2/06/26	985,953
379,585	Epicor Software Corporation, Term C Loan, (1M LIBOR + 3.250%), 4.000%, 7/30/27	379,062
410,045	Grab Holdings, Inc., Initial Term Loan, (6M LIBOR + 4.500%), 5.500%, 1/29/26	410,558
1,421,641	Hyland Software Inc., 2018 Refinancing Term Loan, (3M LIBOR + 3.500%), 4.250%, 7/01/24	1,425,906
470,800	Hyland Software Inc., 2021-1 Incremental Term Facility, (1M LIBOR + 6.250%), 7.000%, 7/07/25	473,743
439,790	Ivanti Software, Inc., (3M LIBOR + 4.250%), 5.250%, 12/01/27	439,926
87,340	Ivanti Software, Inc., First Amendment Term Loan, (3M LIBOR + 4.000%), 4.750%, 12/01/27	86,812
232,227	SS&C Technologies Inc., Term B-3 Loan, (1M LIBOR + 1.750%), 1.850%, 4/16/25	229,565
188,515	SS&C Technologies Inc., Term B-4 Loan, (1M LIBOR + 1.750%), 1.850%, 4/16/25	186,230
733,693	SS&C Technologies Inc., Term B-5 Loan, (1M LIBOR + 1.750%), 1.850%, 4/16/25	724,801
963,256	Tempo Acquisition LLC, Extending Term Loan, (1M LIBOR + 3.250%), 3.350%, 11/02/26	964,161
		8,203,910
	Industrials — 2.0%
706,480	AI Convoy Luxembourg Sarl, (Additional Facility B Loan), 4.500%, 1/18/27(G)	707,031
97,700	Ameriforge Group Inc., Term Loan Non-PIK, (3M LIBOR + 9.000%), 14.000%, 6/01/22	43,965
456,625	Cornerstone Building Brands Inc., New Term Loan B, (3M LIBOR + 3.250%), 3.750%, 4/12/28	454,913
441,692	CP Atlas Buyer Inc., Term B Loan, (3M LIBOR + 3.750%), 4.250%, 11/23/27	439,262
Principal Amount		Market Value

	Industrials — (Continued)
$ 873,600	Summit Materials LLC, New Term Loan B, (1M LIBOR + 2.000%), 2.100%, 11/21/24	$ 872,945
850,306	Transdigm Inc., Tranche F Refinancing Term Loan, (1M LIBOR + 2.250%), 2.350%, 12/09/25	837,874
715,983	Vertical Midco Gmbh, Term Loan B, (6M LIBOR + 3.500%), 4.000%, 7/30/27	715,882
500,000	Welbilt Inc., Term Loan, (1M LIBOR + 2.500%), 2.600%, 10/23/25	497,710
1,500,545	Wilsonart LLC, Tranche E Term Loan, (3M LIBOR + 3.500%), 4.500%, 12/31/26	1,499,300
		6,068,882
	Financials — 1.7%
591,247	Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan, (1M LIBOR + 3.750%), 4.750%, 4/09/27	591,525
804,042	HighTower Holding LLC, Initial Term Loan, (3M LIBOR + 4.000%), 4.750%, 4/21/28	802,032
950,525	HUB International Ltd, Initial Term Loan, (3M LIBOR + 2.750%), 3.130%, 4/25/25	938,862
661,575	NFP Corp, Closing Date Term Loan, (1M LIBOR + 3.250%), 3.350%, 2/15/27	650,103
1,137,893	Sedgwick Claims Management Services Inc., Term Loan, (1M LIBOR + 3.250%), 3.350%, 12/31/25	1,128,176
1,054,761	USI Inc., Term Loan B, (3M LIBOR + 3.000%), 3.220%, 5/16/24	1,045,912
		5,156,610
	Energy — 1.5%
1,316,000	Freeport LNG Investments LLLP, (3M LIBOR + 3.500%), 4.000%, 11/17/28	1,302,432
1,539,674	Gulf Finance LLC, (1M LIBOR + 6.750%), 7.750%, 8/25/26	1,433,821
852,145	PES Holdings LLC, Tranche C Loan Non-PIK, (3M PRIME + 6.990%), 11.000%, 12/31/22	34,086
268,868	Traverse Midstream Partners LLC, (3M Term SOFR + 4.250%), 5.250%, 9/27/24	267,357
1,728,418	Woodford Express LLC, Initial Term Loan, (3M LIBOR + 5.000%), 6.000%, 1/27/25	1,709,405
		4,747,101
	Materials — 0.4%
302,240	Aruba Investments Holdings LLC, Second Lien Initial Term Loan, (6M LIBOR + 7.750%), 8.500%, 11/24/28	302,744
385,960	Axalta Coating Systems US Holdings, Inc., Term B-3 Dollar Loan, (3M LIBOR + 1.750%), 1.970%, 6/01/24	385,477
200,195	BWay Holding Company, Initial Term Loan, (1M LIBOR + 3.250%), 3.350%, 4/03/24	197,334
452,464	Tronox Finance LLC, First Lien Term Loan B, (1M LIBOR + 2.250%), 2.350%, 3/10/28	448,012
		1,333,567
	Total Bank Loans	$69,831,223
	Asset-Backed Securities — 8.2%
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class ER, 144a, (3M LIBOR +6.200%), 6.323%, 10/17/34(H)	992,770
575,000	AIMCO CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 1/17/35(H)(I)	527,422
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(H)(I)	235,935
1,000,000	Bain Capital Credit CLO (Cayman Islands), Ser 2019-2A, Class ER, 144a, (3M LIBOR +6.320%), 10/17/32(H)(I)	978,359

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 8.2% (Continued)
$ 250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-4A, Class D, 144a, (3M LIBOR +4.250%), 4.374%, 1/23/33(H)	$ 250,170
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/16/34(H)(I)	491,413
1,000,000	Barings CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/15/34(H)(I)	936,283
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-10A, Class E, 144a, (3M LIBOR +6.500%), 6.622%, 10/20/34(H)	999,859
1,000,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2021-11A, Class E, 144a, (3M LIBOR +6.400%), 6.653%, 1/25/33(H)	1,000,000
500,000	Cedar Funding IV CLO Ltd. (Cayman Islands), Ser 2014-4A, Class ERR, 144a, (3M LIBOR +6.610%), 6.734%, 7/23/34(H)	492,795
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 4/20/34(H)(I)	695,950
1,000,000	CIFC Funding Ltd., Ser 2019-4A, Class DR, 144a, 6.724%, 10/15/34(H)(I)	992,220
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 10/20/34(H)(I)	460,708
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class E, 144a, (3M LIBOR +6.350%), 6.478%, 1/23/35(H)	997,375
250,000	Dryden 45 Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class ER, 144a, (3M LIBOR +5.850%), 5.974%, 10/15/30(H)	242,456
250,000	Dryden 57 CLO Ltd. (Cayman Islands), Ser 2018-57A, Class E, 144a, (3M LIBOR +5.200%), 5.356%, 5/15/31(H)	237,076
1,000,000	Dryden 76 CLO Ltd. (Cayman Islands), Ser 2019-76A, Class ER, 144a, (3M LIBOR +6.500%), 6.660%, 10/20/34(H)	993,924
250,000	Dryden 78 CLO Ltd. (Cayman Islands), Ser 2020-78A, Class SUB, 144a, 4/17/33(H)(I)	214,255
250,000	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class F1, 144a, (3M LIBOR +8.000%), 8.132%, 1/20/34(H)	245,842
500,000	Fillmore Park CLO Ltd. (Cayman Islands), Ser 2018-1A, Class E, 144a, (3M LIBOR +5.400%), 5.524%, 7/15/30(H)	485,550
1,000,000	ICG US CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/17/34(H)(I)	794,794
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 10/22/34(H)(I)	581,445
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 1/18/34(H)(I)	1,000,000
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(H)(I)	79,500
500,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class ER, 144a, (3M LIBOR +6.700%), 6.824%, 1/15/33(H)	495,670
1,000,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(H)(I)	740,133
500,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class SUB, 144a, 7/15/30(H)(I)	357,272
250,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 1/23/48(H)(I)	196,683
540,000	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 7/15/49(H)(I)	540,573
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (3M LIBOR +6.300%), 6.421%, 1/25/35(H)	995,171
Principal Amount		Market Value
	Asset-Backed Securities — 8.2% (Continued)
$ 500,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2018-1A, Class SUB, 144a, 10/20/30(H)(I)	$ 259,864
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-2A, Class D, 144a, (3M LIBOR +6.770%), 6.894%, 4/15/31(H)	238,861
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (3M LIBOR +2.900%), 3.060%, 11/18/31(H)	246,128
825,000	OHA Credit Funding 4 Ltd. (Cayman Islands), Ser 2019-4A, Class ER, 144a, (3M LIBOR +6.400%), 6.528%, 10/22/36(H)	825,236
350,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 1/20/33(H)(I)	270,796
500,000	OZLM XXI Ltd. (Cayman Islands), Ser 2017-21A, Class SUB, 144a, 1/20/31(H)(I)	252,634
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 4/20/34(H)(I)	3,834
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 4/20/34(H)(I)	8,948
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/20/34(H)(I)	622,363
500,000	RR 6 Ltd. (Cayman Islands), Ser 2019-6A, Class SUB, 144a, 4/15/36(H)(I)	513,117
250,000	Signal Peak CLO 7 Ltd. (Cayman Islands), Ser 2019-1A, Class E, 144a, (3M LIBOR +6.890%), 7.022%, 4/30/32(H)	247,874
500,000	Steele Creek CLO Ltd. (Cayman Islands), Ser 2019-2A, Class E, 144a, (3M LIBOR +7.700%), 7.824%, 7/15/32(H)	488,717
250,000	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class D, 144a, (3M LIBOR +2.750%), 2.908%, 11/18/30(H)	247,575
500,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (3M LIBOR +6.310%), 6.434%, 4/15/34(H)	496,867
850,000	Voya CLO Ltd. (Cayman Islands), 144a, 6.460%, 7/15/34(H)	835,186
250,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-4X, Class ER, (3M LIBOR +6.710%), 0.001%, 1/15/35(H)	245,000
1,000,000	Voya CLO Ltd., Ser 2020-3A, Class ER, 144a, 6.532%, 10/20/34(H)(I)	980,933
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class D, 144a, (3M LIBOR +6.250%), 6.381%, 1/20/32(H)	240,170
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class SUB, 144a, 1/20/32(H)(I)	167,803
280,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 4/15/33(H)(I)	203,708
	Total Asset-Backed Securities	$25,647,217
Shares
	Common Stocks — 1.3%
	Energy — 0.9%
70,000	Antero Resources Corp.*	1,225,000
187,384	Ascent Resources Marcellus Holdings, LLC	0
11,611	Civitas Resources, Inc.	568,591
9,907	Foresight Energy LLC	128,790
32,000	Occidental Petroleum Corp.	927,680
		2,850,061
	Industrials — 0.4%
2,571	Allegiant Travel Co.*	480,879

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 1.3% (Continued)
	Industrials — (Continued)
12,500	Delta Air Lines, Inc.*	$ 488,500
28,087	Tutor Perini Corp.*	347,436
		1,316,815
	Information Technology — 0.0%
14,309	AFG Holdings, Inc.	7,155
8,386	Aquity Holdings, Inc. New Escrow	1,048
		8,203
	Total Common Stocks	$4,175,079
	Exchange-Traded Fund — 0.3%
43,000	US Global Jets ETF†	906,870
	Warrants — 0.0%
	Energy — 0.0%
48,515	Ascent Resources Marcellus Holdings, LLC, Exp 3/30/23, Price 0.00*	0
	Total Warrants	$0
Number of Contracts		Notional Amount
	Purchased Options — 0.0%
	Purchased Call Options — 0.0%
64	Chicago Board Options Exchange Volatility Index, Strike @30.00, Exp 01/22	$110,208	3,840
	Total Purchased Options		$3,840
Shares
	Short-Term Investment Funds — 5.1%
9,753,797	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	9,753,798
5,932,812	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	5,932,812
	Total Short-Term Investment Funds	$15,686,610
	Total Long Positions—95.4% (Cost $297,645,124)	$296,727,536
Principal Amount
	Securities Sold Short — (1.7)%
	Corporate Bonds — (1.0)%
	Consumer Discretionary — (0.3)%
$ (500,000)	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	(511,250)
(615,000)	WW International, Inc., 4.500%, 4/15/29	(588,709)
		(1,099,959)
	Energy — (0.7)%
(2,000,000)	Occidental Petroleum Corp., 4.400%, 4/15/46	(2,050,000)
	Total Corporate Bonds	$(3,149,959)
Shares
	Common Stocks — (0.7)%
	Financials — (0.7)%
(100,000)	Invesco Senior Loan ETF	(2,210,000)
	Total Securities Sold Short (Proceeds $5,317,820)	$(5,359,959)
Number of Contracts		Notional Amount	MarketValue
	Written Options — (0.0)%
	Written Call Options — (0.0)%
(64)	Chicago Board Options Exchange Volatility Index, Strike @40.00, Exp 01/22	$110,208	$ (1,920)
	Total Written Options (Premiums received $6,053)		$(1,920)
	Total Investment Securities—93.7%		$291,365,657
	Other Assets in Excess of Liabilities — 6.3%		19,750,137
	Net Assets — 100.0%		$311,115,794
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of December 31, 2021 was $5,288,415.
(B)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(C)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(D)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(E)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of December 31, 2021.
(F)	The referenced index is less than 0.00% at December 31, 2021. The loan has an interest rate floor whereby the floating rate used the coupon rate calculation cannot be less than zero.
(G)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(H)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2021.
(I)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2021 was $5,717,902.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
EURIBOR – Euro Interbank Offered Rate
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $182,096,811 or 58.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$180,476,696	$1	$180,476,697
Bank Loans	—	69,831,223	—	69,831,223
Asset-Backed Securities	—	25,647,217	—	25,647,217
Common Stocks	4,038,086	136,993	—	4,175,079
Exchange-Traded Fund	906,870	—	—	906,870
Warrants	—	0	—	0
Purchased Call Options
Equity contracts	3,840	—	—	3,840
Short-Term Investment Funds	15,686,610	—	—	15,686,610
Total Assets	$20,635,406	$276,092,129	$1	$296,727,536
Liabilities:
Securities Sold Short
Common Stocks	$(2,210,000)	$—	$—	$(2,210,000)
Corporate Bonds	—	(3,149,959)	—	(3,149,959)
Other Financial Instruments
Swap Agreements
Credit contracts	—	(54,112)	—	(54,112)
Written Options
Equity contracts	(1,920)	—	—	(1,920)
Foreign currency exchange contracts	—	(33,848)	—	(33,848)
Total Liabilities	$(2,211,920)	$(3,237,919)	$—	$(5,449,839)
Total	$18,423,486	$272,854,210	$1	$291,277,697
Measurements Using Unobservable Inputs (Level 3)
Assets
Beginning balance, September 30, 2021	$1
Transfer into Level 3	—
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, December 31, 2021	$1
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2021	$—
Common Stocks	Fair Value	Valuation Technique	Unobservable Input
Digicel Group Ltd.	$1	Discounted Market Value	99.9% Discount Rate

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Barclays Bank PLC	12/20/25	$250,000	1.000%	ICE	Kohls Corp. USD SR 5Y D14	$1,594	$21,290	$(19,696)
Goldman Sachs Bank USA	6/20/25	$500,000	5.000%	ICE	American Axle & Manufacturing Inc. USD SR 5Y D14	$(34,287)	$(2,904)	$(31,383)
Wells Fargo	12/20/25	$720,595	5.000%	ICE	Markit CDX North America High Yield Series 33 5Y Index	$(62,997)	$(59,964)	$(3,033)
								$(54,112)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Depreciation
Wells Fargo	1/28/2022	USD	1,456,406	GBP	1,101,069	$(33,848)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Equity Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Information Technology — 25.4%
158,927	Analog Devices, Inc.	$ 27,934,599
450,133	Apple, Inc.	79,930,117
192,364	Automatic Data Processing, Inc.	47,433,115
109,872	Broadcom, Inc.	73,109,928
1,172,487	Cisco Systems, Inc.	74,300,501
1,138,323	Intel Corp.	58,623,634
439,651	International Business Machines Corp.	58,763,753
128,357	KLA Corp.	55,207,629
466,515	Microsoft Corp.	156,898,325
711,910	Oracle Corp.	62,085,671
357,010	Paychex, Inc.	48,731,865
358,744	QUALCOMM, Inc.	65,603,515
186,051	TE Connectivity Ltd.	30,017,468
304,283	Texas Instruments, Inc.	57,348,217
280,248	Visa, Inc. - Class A	60,732,544
		956,720,881
	Health Care — 14.0%
357,803	AbbVie, Inc.	48,446,526
206,140	AmerisourceBergen Corp.	27,393,945
1,127,159	Bristol-Myers Squibb Co.	70,278,364
476,997	CVS Health Corp.	49,207,010
265,968	Gilead Sciences, Inc.	19,311,936
117,392	HCA Healthcare, Inc.	30,160,353
425,495	Johnson & Johnson	72,789,430
471,372	Medtronic PLC	48,763,433
643,123	Merck & Co., Inc.	49,288,947
756,808	Pfizer, Inc.	44,689,512
133,805	UnitedHealth Group, Inc.	67,188,843
		527,518,299
	Financials — 12.6%
206,335	Arthur J Gallagher & Co.	35,008,859
402,378	Bank of America Corp.	17,901,797
68,062	BlackRock, Inc.	62,314,845
173,339	Goldman Sachs Group, Inc. (The)	66,310,835
2,064,032	Huntington Bancshares, Inc.	31,827,373
364,816	JPMorgan Chase & Co.	57,768,614
407,211	Principal Financial Group, Inc.	29,453,572
343,496	Prudential Financial, Inc.	37,180,007
151,383	T Rowe Price Group, Inc.	29,767,953
418,053	Truist Financial Corp.	24,477,003
408,383	US Bancorp	22,938,873
1,206,582	Wells Fargo & Co.	57,891,804
		472,841,535
	Consumer Discretionary — 10.6%
215,491	Dollar General Corp.	50,819,243
169,062	Home Depot, Inc. (The)	70,162,421
226,850	McDonald's Corp.	60,811,679
493,300	Starbucks Corp.	57,701,301
131,296	Target Corp.	30,387,146
490,115	VF Corp.	35,886,220
141,828	Whirlpool Corp.	33,281,358
444,410	Yum! Brands, Inc.	61,710,773
		400,760,141
	Industrials — 9.3%
259,941	3M Co.	46,173,320
203,173	Caterpillar, Inc.	42,003,986
104,761	Cummins, Inc.	22,852,564
84,275	Deere & Co.	28,897,055
217,446	Eaton Corp. PLC	37,579,018
Shares		Market Value

	Industrials — (Continued)
207,521	Lockheed Martin Corp.	$ 73,755,038
113,575	Parker-Hannifin Corp.	36,130,479
745,478	Raytheon Technologies Corp.	64,155,837
		351,547,297
	Communication Services — 8.1%
1,985,582	AT&T, Inc.	48,845,317
1,433,818	Comcast Corp. - Class A	72,164,060
1,120,098	Fox Corp. - Class A	41,331,616
1,114,686	Interpublic Group of Cos., Inc. (The)	41,744,991
516,379	Omnicom Group, Inc.	37,835,089
1,211,591	Verizon Communications, Inc.	62,954,269
		304,875,342
	Consumer Staples — 6.4%
850,179	Coca-Cola Co. (The)	50,339,099
333,033	PepsiCo, Inc.	57,851,162
603,747	Philip Morris International, Inc.	57,355,965
484,201	Sysco Corp.	38,033,989
266,031	Walmart, Inc.	38,492,025
		242,072,240
	Energy — 4.6%
384,726	Chevron Corp.	45,147,596
673,625	Exxon Mobil Corp.	41,219,114
586,207	Phillips 66	42,476,559
571,932	Valero Energy Corp.	42,957,813
		171,801,082
	Utilities — 3.2%
659,259	Dominion Energy, Inc.	51,791,387
324,003	Duke Energy Corp.	33,987,915
353,173	NextEra Energy, Inc.	32,972,231
		118,751,533
	Materials — 2.8%
123,437	Air Products & Chemicals, Inc.	37,556,942
825,149	DuPont de Nemours, Inc.	66,655,536
		104,212,478
	Real Estate — 2.6%
153,567	Alexandria Real Estate Equities, Inc. REIT	34,239,298
115,404	American Tower Corp. REIT	33,755,670
190,746	Simon Property Group, Inc. REIT	30,475,489
		98,470,457
	Total Common Stocks	$3,749,571,285
	Short-Term Investment Fund — 0.5%
19,738,804	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	19,738,804
	Total Investment Securities—100.1% (Cost $3,394,463,196)	$3,769,310,089
	Liabilities in Excess of Other Assets — (0.1%)	(5,048,523)
	Net Assets — 100.0%	$3,764,261,566
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,749,571,285	$—	$—	$3,749,571,285
Short-Term Investment Fund	19,738,804	—	—	19,738,804
Total	$3,769,310,089	$—	$—	$3,769,310,089
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund – December 31, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 96.0%
	Energy — 15.9%
$ 627,000	Antero Resources Corp., 144a, 5.375%, 3/1/30	$ 670,263
510,000	Antero Resources Corp., 144a, 7.625%, 2/1/29	566,100
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,056,780
458,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	485,480
297,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	308,945
587,000	California Resources Corp., 144a, 7.125%, 2/1/26	609,823
694,000	Civitas Resources, Inc., 144a, 5.000%, 10/15/26	700,801
1,662,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,734,712
467,000	CVR Energy, Inc., 144a, 5.250%, 2/15/25	455,325
1,277,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	1,264,230
312,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	321,535
194,000	Global Partners LP / GLP Finance Corp., 6.875%, 1/15/29	203,147
147,000	Global Partners LP / GLP Finance Corp., 7.000%, 8/1/27	152,513
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	426,718
534,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	561,368
610,000	Independence Energy Finance LLC, 144a, 7.250%, 5/1/26	633,638
326,000	MEG Energy Corp. (Canada), 144a, 7.125%, 2/1/27	347,164
724,000	Murphy Oil Corp., 6.375%, 7/15/28	769,489
326,000	Nabors Industries, Inc., 144a, 7.375%, 5/15/27	337,348
1,072,000	NuStar Logistics LP, 5.625%, 4/28/27	1,133,640
531,000	NuStar Logistics LP, 6.000%, 6/1/26	576,135
366,000	Occidental Petroleum Corp., 4.200%, 3/15/48	366,000
284,000	Occidental Petroleum Corp., 6.125%, 1/1/31	346,082
438,000	Occidental Petroleum Corp., 6.375%, 9/1/28	520,055
502,000	Occidental Petroleum Corp., 8.500%, 7/15/27	626,245
923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	923,729
756,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	770,530
245,000	Rockies Express Pipeline LLC, 144a, 4.950%, 7/15/29	261,231
101,000	Southwestern Energy Co., 4.750%, 2/1/32	106,325
788,000	Southwestern Energy Co., 8.375%, 9/15/28	879,605
165,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	163,556
782,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	783,619
584,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	618,573
180,000	Weatherford International, Ltd., 144a, 6.500%, 9/15/28	190,457
		19,871,161
	Communication Services — 15.6%
666,000	Altice Financing SA (Luxembourg), 144a, 5.750%, 8/15/29	659,340
483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	471,355
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	501,381
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	439,310
478,000	Belo Corp., 7.250%, 9/15/27	549,700
337,000	C&W Senior Financing DAC (Ireland), 144a, 6.875%, 9/15/27	350,480
434,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	462,210
836,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	878,845
1,212,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	1,134,735
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	1,199,845
Principal Amount		Market Value

	Communication Services — (Continued)
$ 720,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	$ 717,300
315,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	157,500
774,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	216,720
1,227,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	1,255,626
370,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	375,698
228,000	Frontier Communications Corp., 144a, 5.875%, 10/15/27	241,110
351,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	348,180
842,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	866,207
245,000	LCPR Senior Secured Financing DAC, 144a, 5.125%, 7/15/29	246,225
400,000	LCPR Senior Secured Financing DAC (Ireland), 144a, 6.750%, 10/15/27	420,000
1,032,000	LogMeIn, Inc., 144a, 5.500%, 9/1/27	1,044,384
266,000	Lumen Technologies, Inc., 144a, 5.375%, 6/15/29	266,000
673,000	Midas OpCo Holdings LLC, 144a, 5.625%, 8/15/29	688,984
240,000	Nexstar Broadcasting, Inc., 144a, 4.750%, 11/1/28	244,500
750,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 144a, 4.750%, 4/30/27	742,500
1,196,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	1,244,103
408,000	Sprint Capital Corp, 6.875%, 11/15/28	516,120
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	617,018
200,000	Switch Ltd., 144a, 4.125%, 6/15/29	204,500
230,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	243,262
562,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	605,162
334,000	T-Mobile USA, Inc., 144a, 3.375%, 4/15/29	340,326
200,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	210,500
376,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	368,480
650,000	Ziggo Bond Co. BV (Netherlands), 144a, 5.125%, 2/28/30	653,250
		19,480,856
	Industrials — 15.2%
781,000	American Axle & Manufacturing, Inc., 5.000%, 10/1/29	766,083
683,000	American Builders & Contractors Supply Co., Inc., 144a, 3.875%, 11/15/29	681,293
306,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	310,590
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	680,446
1,382,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	1,435,552
415,000	Delta Air Lines, Inc., 3.750%, 10/28/29†	425,694
748,000	Dycom Industries, Inc., 144a, 4.500%, 4/15/29	762,025
976,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	1,008,940
348,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	342,780
599,000	Granite US Holdings Corp., 144a, 11.000%, 10/1/27	651,413
937,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	929,972
467,000	Howmet Aerospace, Inc., 3.000%, 1/15/29	467,451
86,000	Howmet Aerospace, Inc., 5.950%, 2/1/37	101,695
214,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	253,590
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,193,676
685,000	Meritor, Inc., 144a, 4.500%, 12/15/28	686,712
159,000	Meritor, Inc., 144a, 6.250%, 6/1/25	165,758
606,000	Moog, Inc., 144a, 4.250%, 12/15/27	610,545

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 96.0% (Continued)
	Industrials — (Continued)
$ 652,000	New Enterprise Stone & Lime Co., Inc., 144a, 5.250%, 7/15/28	$ 661,128
250,000	New Enterprise Stone & Lime Co., Inc., 144a, 9.750%, 7/15/28	267,500
221,000	OI European Group BV, 144a, 4.750%, 2/15/30	223,979
486,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	512,730
700,000	PECF USS Intermediate Holding III Corp., 144a, 8.000%, 11/15/29	724,850
970,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 4.000%, 10/15/27	943,325
479,000	Seaspan Corp. (Hong Kong), 144a, 5.500%, 8/1/29	483,790
313,000	SPCM SA (France), 144a, 3.125%, 3/15/27	309,300
226,000	Spirit AeroSystems, Inc., 144a, 7.500%, 4/15/25	237,018
412,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	396,875
193,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	198,674
232,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	228,520
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	996,680
745,000	Vertiv Group Corp., 144a, 4.125%, 11/15/28	752,450
650,000	Weatherford International Ltd., 144a, 8.625%, 4/30/30	674,798
		19,085,832
	Consumer Staples — 10.5%
580,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	569,850
80,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.375%, 1/15/28	81,600
446,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	442,655
407,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	402,930
328,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.750%, 7/15/27	340,300
328,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	334,166
699,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	689,389
564,000	JBS Finance Luxembourg Sarl, 144a, 3.625%, 1/15/32	566,121
597,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 3.750%, 12/1/31	605,955
381,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	414,337
686,000	Macy's Retail Holdings LLC, 144a, 5.875%, 4/1/29	731,447
266,000	NESCO Holdings II, Inc., 144a, 5.500%, 4/15/29	274,645
864,000	Papa John's International, Inc., 144a, 3.875%, 9/15/29	859,680
1,017,000	Performance Food Group, Inc., 144a, 4.250%, 8/1/29	1,008,925
269,000	Post Holdings, Inc., 144a, 4.500%, 9/15/31	266,983
314,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	319,809
908,000	Primo Water Holdings, Inc. (Canada), 144a, 4.375%, 4/30/29	898,920
684,000	QVC, Inc., 4.375%, 9/1/28	678,870
448,000	QVC, Inc., 4.750%, 2/15/27	460,320
1,163,000	SEG Holding LLC / SEG Finance Corp., 144a, 5.625%, 10/15/28	1,218,242
1,374,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,377,435
298,000	US Foods, Inc., 144a, 4.625%, 6/1/30	300,980
250,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	243,068
		13,086,627
	Consumer Discretionary — 10.4%
766,000	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144a, 5.750%, 4/20/29	817,774
373,000	Asbury Automotive Group, Inc., 144a, 5.000%, 2/15/32	387,062
597,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 4.625%, 4/1/30	586,552
829,000	Carnival Corp., 144a, 6.000%, 5/1/29	824,855
84,000	Carnival Corp., 144a, 7.625%, 3/1/26	88,053
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 532,000	Carnival Corp., 144a, 9.875%, 8/1/27	$ 607,924
449,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	446,755
1,169,000	Colt Merger Sub, Inc., 144a, 6.250%, 7/1/25	1,227,012
338,000	Dana, Inc., 4.250%, 9/1/30	342,648
381,000	Ford Motor Co., 3.250%, 2/12/32	390,144
304,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	302,860
372,000	Hilton Domestic Operating Co., Inc., 144a, 3.625%, 2/15/32	370,043
445,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 1/15/27	498,400
692,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	724,053
617,000	KB Home, 4.000%, 6/15/31	640,137
350,000	Kontoor Brands, Inc., 144a, 4.125%, 11/15/29	350,000
415,000	L Brands, Inc., 5.250%, 2/1/28	458,575
172,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	199,090
514,000	Scotts Miracle-Gro Co. (The), 144a, 4.375%, 2/1/32	512,715
733,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	739,963
568,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	579,360
485,000	Tempur Sealy International, Inc., 144a, 3.875%, 10/15/31	485,917
671,000	Thor Industries, Inc., 144a, 4.000%, 10/15/29	664,290
340,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	350,625
182,000	Viking Ocean Cruises Ship VII Ltd., 144a, 5.625%, 2/15/29	181,773
238,000	WW International, Inc., 144a, 4.500%, 4/15/29	227,826
		13,004,406
	Health Care — 7.5%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	592,000
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	298,128
607,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	613,622
373,000	Bausch Health Cos, Inc., 144a, 5.250%, 2/15/31	327,774
187,000	Bausch Health Cos, Inc., 144a, 7.000%, 1/15/28	186,065
264,000	Bausch Health Cos., Inc., 144a, 4.875%, 6/1/28	269,940
441,000	DaVita, Inc., 144a, 3.750%, 2/15/31	428,873
466,000	DaVita, Inc., 144a, 4.625%, 6/1/30	477,067
400,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 4.875%, 6/1/29	392,480
549,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	574,391
330,000	ModivCare, Inc., 144a, 5.875%, 11/15/25	346,500
692,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	696,325
413,000	Mozart Debt Merger Sub, Inc., 144a, 3.875%, 4/1/29	411,542
412,000	Mozart Debt Merger Sub, Inc., 144a, 5.250%, 10/1/29	417,620
522,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	523,305
444,000	Tenet Healthcare Corp., 144a, 4.250%, 6/1/29	450,878
730,000	Tenet Healthcare Corp., 144a, 4.375%, 1/15/30	739,256
729,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	685,260
452,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 4.750%, 5/9/27	447,480
464,000	Valeant Pharmaceuticals International, 144a, 8.500%, 1/31/27	487,200
		9,365,706
	Financials — 6.0%
2,401,000	ESC GCB Unit Corp. ESCROW, 6.625%, 5/15/51(A)	0
440,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	439,569
121,000	goeasy Ltd. (Canada), 144a, 4.375%, 5/1/26	123,118
611,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	627,802
807,000	Jane Street Group / JSG Finance, Inc., 144a, 4.500%, 11/15/29	815,070

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 96.0% (Continued)
	Financials — (Continued)
$ 400,000	MGIC Investment Corp., 5.250%, 8/15/28	$ 420,000
692,000	Navient Corp., 5.875%, 10/25/24	737,845
315,000	OneMain Finance Corp., 3.875%, 9/15/28	308,700
228,000	OneMain Finance Corp., 4.000%, 9/15/30	224,211
89,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	85,565
273,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	280,507
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	418,140
461,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 3.375%, 8/31/27	444,625
741,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	795,589
661,000	Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	670,915
718,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144a, 2.875%, 10/15/26	712,615
399,000	Springleaf Finance Corp., 6.625%, 1/15/28	446,880
		7,551,151
	Materials — 4.6%
184,000	Alcoa Nederland Holding BV (Netherlands), 144a, 6.125%, 5/15/28	198,030
355,000	Arconic Corp., 144a, 6.125%, 2/15/28	377,791
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	954,415
650,000	Cleveland-Cliffs, Inc., 144a, 4.875%, 3/1/31	675,269
233,000	Hudbay Minerals, Inc. (Peru), 144a, 4.500%, 4/1/26	233,000
356,000	Hudbay Minerals, Inc. (Peru), 144a, 6.125%, 4/1/29	377,360
275,000	INEOS Quattro Finance 2 PLC (United Kingdom), 144a, 3.375%, 1/15/26	276,004
443,000	Kaiser Aluminum Corp., 144a, 4.500%, 6/1/31	435,801
243,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	245,430
594,000	Mercer International, Inc. (Germany), 5.125%, 2/1/29	606,694
775,000	NOVA Chemicals Corp. (Canada), 144a, 4.250%, 5/15/29	778,146
596,000	Tronox, Inc., 144a, 4.625%, 3/15/29	595,255
		5,753,195
	Information Technology — 3.7%
179,000	Booz Allen Hamilton, Inc., 144a, 4.000%, 7/1/29	184,818
1,095,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	1,111,967
918,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	959,310
361,000	J2 Global, Inc., 144a, 4.625%, 10/15/30	370,256
389,000	MSCI, Inc., MSCI, 144a, 3.625%, 9/1/30	397,752
264,000	NCR Corp., 144a, 5.125%, 4/15/29	273,293
299,000	NCR Corp., 144a, 5.750%, 9/1/27	312,455
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	453,600
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	570,780
		4,634,231
	Utilities — 3.4%
425,000	Calpine Corp., 144a, 4.500%, 2/15/28	439,875
236,000	Calpine Corp., 144a, 5.000%, 2/1/31	236,000
615,000	Edison International, 5.000%(B)	628,407
1,473,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	1,469,318
1,111,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	988,901
561,000	Vistra Operations Co. LLC, 144a, 4.375%, 5/1/29	561,914
		4,324,415
	Real Estate — 3.2%
450,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	459,000
Principal Amount		Market Value

	Real Estate — (Continued)
$ 85,000	Diversified Healthcare Trust REIT, 4.750%, 5/1/24	$ 87,034
535,000	Diversified Healthcare Trust REIT, 4.750%, 2/15/28	524,300
431,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	466,321
325,000	Howard Hughes Corp. (The), 144a, 4.375%, 2/1/31	328,250
132,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	133,411
301,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	311,529
112,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	116,480
660,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	695,522
515,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	515,000
420,000	Service Properties Trust REIT, 4.650%, 3/15/24	414,750
		4,051,597
	Total Corporate Bonds	$120,209,177
Shares
	Common Stocks — 1.1%
	Energy — 1.1%
41,410	Unit Corp.*	1,337,543
	Short-Term Investment Funds — 2.0%
2,060,717	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	2,060,717
428,450	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	428,450
	Total Short-Term Investment Funds	$2,489,167
	Total Investment Securities—99.1% (Cost $123,658,421)	$124,035,887
	Other Assets in Excess of Liabilities — 0.9%	1,098,725
	Net Assets — 100.0%	$125,134,612
(A)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2021 was $420,565.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
MSCI – Morgan Stanley Capital International
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $98,223,271 or 78.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone High Yield Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$120,209,177	$0	$120,209,177
Common Stocks	1,337,543	—	—	1,337,543
Short-Term Investment Funds	2,489,167	—	—	2,489,167
Total	$3,826,710	$120,209,177	$0	$124,035,887
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Impact Bond Fund – December 31, 2021 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 27.1%
	Financials — 7.1%
$ 2,444,000	Aflac, Inc., 3.250%, 3/17/25	$ 2,583,400
1,421,747	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,518,733
545,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	666,529
1,398,000	Globe Life, Inc., 3.800%, 9/15/22	1,427,639
1,191,000	Globe Life, Inc., 4.550%, 9/15/28	1,351,401
2,000,000	MassMutual Global Funding II, 144a, 0.850%, 6/9/23	2,002,408
2,386,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,483,219
708,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,225,049
1,000,000	Northwestern Mutual Global Funding, 144a, 0.600%, 3/25/24	987,874
2,150,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	2,377,891
2,175,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	2,164,896
2,000,000	PNC Bank NA, 2.700%, 10/22/29	2,068,215
1,500,000	Progressive Corp. (The), 4.200%, 3/15/48	1,859,633
2,000,000	Protective Life Global Funding, 144a, 1.170%, 7/15/25	1,975,256
2,040,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,124,340
1,500,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	1,539,227
1,100,000	Unum Group, 7.190%, 2/1/28	1,336,899
844,000	Unum Group, 7.250%, 3/15/28	1,061,757
2,000,000	USB Capital IX, (3M LIBOR +1.020%), 3.500%(A)(B)	1,926,067
		32,680,433
	Industrials — 6.0%
26,617	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	26,887
497,820	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	509,662
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,984,986
1,453,229	CSX Transportation, Inc., 6.251%, 1/15/23	1,526,385
116,361	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/23	120,340
2,304,794	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 2/20/34	2,271,655
2,823,000	GATX Corp., 3.250%, 3/30/25	2,949,167
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,207,159
1,625,000	Kansas City Southern, 3.125%, 6/1/26	1,703,200
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	1,973,386
2,250,000	Republic Services, Inc., 2.300%, 3/1/30	2,257,651
628,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	722,213
2,450,000	Tote Shipholdings LLC, 3.400%, 10/16/40	2,677,459
1,960,000	Union Pacific Corp., 2.891%, 4/6/36	2,057,238
150,519	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	155,911
732,866	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	838,604
1,267,109	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 5/14/26	1,335,853
2,100,000	Waste Management, Inc., 3.900%, 3/1/35	2,357,235
		27,674,991
	Utilities — 5.9%
2,148,000	American Water Capital Corp., 2.950%, 9/1/27	2,267,141
1,623,000	California Water Service Co., 5.500%, 12/1/40	2,155,020
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,756,174
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	2,702,926
2,080,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,945,105
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,765,260
2,250,000	Essential Utilities, Inc., 4.276%, 5/1/49	2,678,739
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,941,760
Principal Amount		Market Value

	Utilities — (Continued)
$ 1,845,000	Kentucky Utilities Co., 5.125%, 11/1/40	$ 2,354,100
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 2.282%, 10/1/66(B)	1,875,488
2,926,000	PacifiCorp., 8.050%, 9/1/22	3,052,151
		27,493,864
	Consumer Discretionary — 2.8%
2,388,816	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	2,373,824
354,485	Continental Airlines 2007-1 Class A Pass Through Trust, 5.983%, 4/19/22	358,534
608,408	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	630,684
3,150,000	Delta Air Lines 2019-1 Class AA Pass Through Trust, 3.204%, 4/25/24	3,256,991
2,347,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	2,441,866
1,535,000	PulteGroup, Inc., 7.875%, 6/15/32	2,181,179
1,300,000	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	1,317,901
362,708	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	368,684
		12,929,663
	Health Care — 1.5%
379,340	CVS Pass Through Trust Series 2013, 144a, 4.704%, 1/10/36	427,013
2,266,999	CVS Pass-Through Trust, 6.036%, 12/10/28	2,584,919
3,405,000	HCA, Inc., 5.250%, 4/15/25	3,768,133
		6,780,065
	Real Estate — 1.3%
1,800,000	American Tower Corp. REIT, 3.125%, 1/15/27	1,885,522
1,350,000	American Tower Trust #1 REIT, 144a, 3.070%, 3/15/23	1,351,133
2,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,234,382
805,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	792,264
		6,263,301
	Consumer Staples — 1.0%
1,000,000	Kroger Co. (The), 4.500%, 1/15/29	1,152,655
1,265,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	1,719,130
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,681,400
		4,553,185
	Communication Services — 0.7%
755,000	Verizon Communications, Inc., 2.100%, 3/22/28	757,049
2,400,000	Verizon Communications, Inc., 2.987%, 10/30/56	2,281,703
		3,038,752
	Energy — 0.4%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,904,547
	Information Technology — 0.4%
1,900,000	Lam Research Corp., 1.900%, 6/15/30	1,870,522
	Total Corporate Bonds	$125,189,323
	U.S. Government Agency Obligations — 23.0%
1,089,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,244,910
714,976	Export-Import Bank of the United States, 1.581%, 11/16/24	720,952
1,969,768	Helios Leasing I LLC, 1.734%, 7/24/24	1,989,483
914,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	1,010,087
1,375,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	1,394,938
2,253,316	Reliance Industries Ltd. (India), 1.870%, 1/15/26	2,285,341
2,227,956	SBA Small Business Investment Cos, Ser 2017-10A, Class 1, 2.845%, 3/10/27	2,296,811
2,483,897	SBA Small Business Investment Cos, Ser 2017-10B, Class 1, 2.518%, 9/10/27	2,569,416

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 23.0% (Continued)
$ 10,813	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	$ 10,933
4,461	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	4,549
24,677	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	25,374
62,974	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	65,336
62,069	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	64,684
110,158	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	117,961
108,868	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	115,045
201,361	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	211,488
190,040	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	201,123
271,147	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	289,855
532,514	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	573,052
510,174	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	554,280
236,764	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	254,074
225,464	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	248,744
545,267	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	580,694
269,647	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	285,574
329,325	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	353,295
231,815	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	248,968
629,141	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	654,620
1,068,485	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,130,661
2,161,928	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	2,242,630
58,000	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	58,183
5,013,779	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	5,080,681
3,513,385	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	3,560,334
2,119,320	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	2,217,692
2,297,743	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	2,373,551
4,107,315	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	4,252,463
2,910,630	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	3,004,220
Principal Amount		Market Value
	U.S. Government Agency Obligations — 23.0% (Continued)
$ 2,073,246	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	$ 2,157,940
2,769,004	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	2,889,976
3,686,831	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	3,770,591
4,023,251	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	4,119,318
4,162,077	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	4,402,228
3,419,314	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	3,581,331
4,030,886	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	4,212,700
2,129,451	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	2,249,319
5,227,035	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	5,483,254
5,537,983	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	5,860,047
1,954,399	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	2,155,655
2,385,766	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,589,545
2,719,547	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	2,913,324
3,694,603	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	3,545,030
2,482,000	Tennessee Valley Auth., 4.650%, 6/15/35	3,216,927
2,325,000	United States International Development Finance Corp., 1.870%, 11/20/37	2,325,000
5,000,000	United States of America Executive Branch, Ser 2021-25L, Class 1, 1.850%, 12/1/46	5,017,825
2,161,960	United States Small Business Administration, Ser 2019-20A, Class 1, 3.370%, 1/1/39	2,320,703
1,064,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,259,646
	Total U.S. Government Agency Obligations	$106,362,361
	Agency Collateralized Mortgage Obligations — 17.5%
2,590,000	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.140%, 11/25/27(B)(C)	2,728,546
1,163,721	Fannie Mae-Aces, Ser 2019-M6, Class A1, 3.300%, 8/1/28	1,185,122
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	3,784,094
3,512,146	FHLMC Multifamily Structured Pass Through Certificates, Ser KG01, Class A7, 2.875%, 4/25/26	3,706,227
3,760,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG02, Class A2, 2.412%, 8/25/29	3,923,652
3,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG03, Class A1, 0.704%, 4/25/29(B)(C)	2,900,662
2,712,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG1, Class A2, 1.503%, 9/25/30	2,655,969
1,650,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Class A2, 2.091%, 11/25/31(B)(C)	1,687,189
2,935,464	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	3,038,274
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	3,256,618

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 17.5% (Continued)
$ 1,395,037	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.013%, 5/25/45(B)(C)	$ 1,397,392
3,350,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.656%, 10/25/45(B)(C)	3,404,628
2,015,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.555%, 6/25/45(B)(C)	2,078,939
890,000	FREMF Mortgage Trust, Ser 2014-K38, Class B, 144a, 4.221%, 6/25/47(B)(C)	940,359
1,765,000	FREMF Mortgage Trust, Ser 2014-K40, Class B, 144a, 4.073%, 11/25/47(B)(C)	1,878,406
2,000,000	FREMF Mortgage Trust, Ser 2014-K41, Class B, 144a, 3.833%, 11/25/47(B)(C)	2,115,703
1,955,000	FREMF Mortgage Trust, Ser 2015-K49, Class B, 144a, 3.721%, 10/25/48(B)(C)	2,062,496
2,000,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.687%, 12/25/49(B)(C)	2,137,938
961,242	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 0.794%, 11/25/35(B)	960,387
287,348	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (1M LIBOR +0.700%), 0.794%, 5/25/36(B)	287,123
917,574	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(B)(C)	938,199
1,992,514	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(B)(C)	2,072,533
2,678,492	GNMA, Pool #785631, 4.665%, 5/20/67(B)(C)	2,844,766
256,377	GNMA, Ser 2011-142, Class B, 3.377%, 2/16/44(B)(C)	256,766
1,545,485	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(B)(C)	1,573,144
182,464	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	183,980
1,282,963	GNMA, Ser 2013-121, Class AB, 2.778%, 8/16/44(B)(C)	1,309,820
464,624	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	465,918
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(B)(C)	2,583,211
1,067,854	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	1,084,093
2,974,622	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(B)(C)	3,016,489
1,167,916	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	1,184,672
1,217,751	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 0.581%, 5/20/67(B)	1,222,070
4,135,230	GNMA, Ser 2020-113, Class AF, 2.000%, 10/1/62	3,992,476
5,561,240	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	5,632,914
2,449,554	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	2,372,777
3,880,527	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	3,765,046
	Total Agency Collateralized Mortgage Obligations	$80,628,598
	Municipal Bonds — 9.3%
	California — 3.6%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	1,039,616
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,980,174
1,605,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,548,446
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	2,407,075
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	3,355,926
2,010,000	Los Angeles Department of Water & Power Water System Revenue, Revenue, Build America Bonds, 6.008%, 7/1/39	2,664,932
2,700,000	Los Angeles Unified School District, Build America Bonds Ser RY, UTGO, 6.758%, 7/1/34	3,760,250
		16,756,419
Principal Amount		Market Value

	Texas — 1.5%
$ 1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	$ 2,632,755
2,640,000	Texas State Transportation Commission Highway Authority, Build America Bonds, 5.178%, 4/1/30	3,169,305
1,281,000	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	1,272,192
		7,074,252
	Virginia — 0.8%
1,330,804	Virginia Housing Development Authority, 2.950%, 10/25/49	1,348,918
2,441,925	Virginia Housing Development Authority, 2.125%, 7/25/51	2,446,080
		3,794,998
	Minnesota — 0.8%
3,750,246	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	3,687,122
	New York — 0.8%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,543,699
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,940,465
		3,484,164
	Nevada — 0.5%
2,395,524	Nevada Housing Division, Revenue, 1.900%, 11/1/44	2,383,504
	Washington — 0.5%
1,515,000	State of Washington, Build America Bonds, UTGO, 5.481%, 8/1/39	2,108,272
	Indiana — 0.4%
1,200,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	1,688,097
	Ohio — 0.2%
930,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	943,333
	Louisiana — 0.2%
842,522	Louisiana Housing Corp., 2.875%, 11/1/38	858,029
	Total Municipal Bonds	$42,778,190
	U.S. Government Mortgage-Backed Obligations — 8.3%
1,586,642	FHLMC, Pool #SD8186, 3.500%, 11/1/51	1,674,367
960,101	FHLMC, Pool #W30008, 7.645%, 5/1/25	1,045,493
577,748	FNMA, Pool #888829, 5.888%, 6/1/37(B)(C)	579,824
696,517	FNMA, Pool #AH8854, 4.500%, 4/1/41	763,058
4,000,000	FNMA, Pool #AM9682, 3.810%, 8/1/45	4,574,435
2,813,546	FNMA, Pool #AN0897, 3.440%, 2/1/32	3,152,287
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,472,923
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	3,440,282
1,717,966	FNMA, Pool #AS8650, 3.000%, 1/1/47	1,802,920
484,415	FNMA, Pool #AT0924, 2.000%, 3/1/28	495,079
698,355	FNMA, Pool #BC0153, 4.000%, 1/1/46	758,215
3,742,545	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,869,571
3,645,176	FNMA, Pool #CB0455, 2.500%, 5/1/51	3,727,611
1,917,467	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,995,275
4,997,860	FNMA, Pool #MA4269, 2.500%, 2/1/41	5,150,240
1,984,187	FNMA, Pool #MA4416, 3.500%, 9/1/51	2,100,695
	Total U.S. Government Mortgage-Backed Obligations	$38,602,275
	U.S. Treasury Obligations — 6.3%
9,970,000	U.S. Treasury Bond, 1.375%, 11/15/40	9,115,150
6,840,000	U.S. Treasury Bond, 1.875%, 2/15/51	6,798,319
10,429,000	U.S. Treasury Strip, Principal, 5/15/43(D)	6,863,151

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Treasury Obligations — 6.3% (Continued)
$ 5,379,000	U.S. Treasury Strip, Principal, 5/15/45(D)	$ 3,398,223
4,862,000	U.S. Treasury Strip, Principal, 5/15/48(D)	2,945,684
	Total U.S. Treasury Obligations	$29,120,527
	Asset-Backed Securities — 3.3%
964,799	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,073,567
893,686	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	982,505
1,196,136	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,325,646
2,199,072	CF Hippolyta LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	2,158,222
4,000,000	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,979,991
4,200,000	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	4,153,683
1,483,082	Tesla Auto Lease Trust, Ser 2021-A, Class A2, 144a, 0.360%, 3/20/25	1,479,849
	Total Asset-Backed Securities	$15,153,463
	Commercial Mortgage-Backed Securities — 2.6%
22,295	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	21,593
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	2,287,644
2,440,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,552,772
2,333,828	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	2,247,500
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	2,615,773
2,125,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	2,176,215
	Total Commercial Mortgage-Backed Securities	$11,901,497
	Non-Agency Collateralized Mortgage Obligations — 0.1%
517,802	Virginia Housing Development Authority, Ser 2013-B, Class A, 2.750%, 4/25/42	521,840
Shares
	Short-Term Investment Fund — 1.7%
7,628,544	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	7,628,544
	Total Investment Securities—99.2% (Cost $447,470,739)	$457,886,618
	Other Assets in Excess of Liabilities — 0.8%	3,861,367
	Net Assets — 100.0%	$461,747,985
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2021.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trust
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $54,068,167 or 11.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$125,189,323	$—	$125,189,323
U.S. Government Agency Obligations	—	106,362,361	—	106,362,361
Agency Collateralized Mortgage Obligations	—	80,628,598	—	80,628,598
Municipal Bonds	—	42,778,190	—	42,778,190
U.S. Government Mortgage-Backed Obligations	—	38,602,275	—	38,602,275
U.S. Treasury Obligations	—	29,120,527	—	29,120,527
Asset-Backed Securities	—	15,153,463	—	15,153,463
Commercial Mortgage-Backed Securities	—	11,901,497	—	11,901,497
Non-Agency Collateralized Mortgage Obligations	—	521,840	—	521,840
Short-Term Investment Fund	7,628,544	—	—	7,628,544
Total	$7,628,544	$450,258,074	$—	$457,886,618
Measurements Using Unobservable Inputs (Level 3)
Assets	Corporate Bonds
Beginning balance, September 30, 2021	$2,330,817
Transfer into Level 3	—
Transfer out of Level 3	2,330,817
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, December 31, 2021	$—
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2021	$—
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International ESG Equity Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.1%
	Japan — 17.1%
	Communication Services — 2.6%
1,900	Nintendo Co. Ltd.	$ 888,929
	Consumer Discretionary — 9.2%
10,600	Denso Corp.	878,431
82,900	Panasonic Corp.	911,303
10,700	Sony Group Corp.	1,351,177
	Industrials — 4.1%
18,100	Hitachi Ltd.	980,538
19,000	Kubota Corp.	422,485
	Information Technology — 1.2%
700	Tokyo Electron, Ltd.	402,901
	Total Japan	5,835,764
	France — 12.3%
	Financials — 1.9%
20,979	SCOR SE	654,931
	Industrials — 8.1%
17,079	Cie de Saint-Gobain	1,201,450
7,883	Schneider Electric SE	1,549,763
	Materials — 2.3%
4,400	Air Liquide SA	767,379
	Total France	4,173,523
	Germany — 10.6%
	Consumer Discretionary — 1.9%
6,051	Continental AG*	635,751
	Industrials — 4.2%
22,465	Deutsche Post AG	1,444,967
	Materials — 2.0%
10,294	HeidelbergCement AG	696,667
	Real Estate — 2.5%
15,234	Vonovia SE	839,427
	Total Germany	3,616,812
	Sweden — 9.8%
	Communication Services — 2.0%
47,196	Tele2 AB - Class B	673,282
	Financials — 5.0%
79,412	Svenska Handelsbanken AB - Class A	858,281
42,568	Swedbank AB - Class A	855,440
	Industrials — 2.8%
37,070	Epiroc AB - Class A	937,345
	Total Sweden	3,324,348
	United Kingdom — 9.0%
	Financials — 3.6%
1,911,356	Lloyds Banking Group PLC	1,241,221
	Industrials — 5.4%
10,139	Ashtead Group PLC	817,351
31,141	RELX PLC	1,016,658
	Total United Kingdom	3,075,230
	South Korea — 6.6%
	Communication Services — 2.4%
25,675	KT Corp. ADR*	322,735
19,177	KT Corp.*	491,931
	Consumer Staples — 1.4%
3,833	E-MART, Inc.*	485,915
Shares		Market Value

	South Korea — (Continued)
	Financials — 2.1%
15,313	KB Financial Group, Inc.	$ 708,139
	Information Technology — 0.7%
440	Samsung SDI Co. Ltd.*	241,988
	Total South Korea	2,250,708
	Switzerland — 6.3%
	Health Care — 3.3%
2,674	Roche Holding AG	1,109,339
	Industrials — 3.0%
26,709	ABB Ltd. ADR	1,019,483
	Total Switzerland	2,128,822
	China — 4.6%
	Communication Services — 2.6%
15,100	Tencent Holdings Ltd.	881,102
	Consumer Discretionary — 2.0%
5,817	Alibaba Group Holding Ltd. ADR*	691,001
	Total China	1,572,103
	Taiwan — 4.3%
	Information Technology — 4.3%
12,127	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,458,999
	India — 3.6%
	Financials — 3.6%
61,144	ICICI Bank Ltd. ADR	1,210,040
	Denmark — 3.1%
	Health Care — 2.5%
7,509	Novo Nordisk A/S ADR	841,008
	Industrials — 0.6%
7,327	Vestas Wind Systems A/S	223,145
	Total Denmark	1,064,153
	Singapore — 2.9%
	Financials — 1.4%
56,400	Oversea-Chinese Banking Corp. Ltd.	477,356
	Real Estate — 1.5%
332,200	CapitaLand Integrated Commercial Trust REIT	502,609
	Total Singapore	979,965
	Italy — 2.5%
	Utilities — 2.5%
107,811	Enel SpA	862,066
	Canada — 2.5%
	Financials — 2.5%
6,621	Intact Financial Corp.	860,607
	Netherlands — 2.4%
	Health Care — 2.4%
22,094	Koninklijke Philips NV	817,735
	Thailand — 1.5%
	Industrials — 1.5%
277,000	Airports of Thailand PCL*	504,392
	Total Common Stocks	$33,735,267

Touchstone International ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 0.7%
229,030	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 229,030
	Total Investment Securities — 99.8% (Cost $25,993,888)	$33,964,297
	Other Assets in Excess of Liabilities — 0.2%	72,871
	Net Assets — 100.0%	$34,037,168
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$5,835,764	$—	$5,835,764
France	—	4,173,523	—	4,173,523
Germany	—	3,616,812	—	3,616,812
Sweden	—	3,324,348	—	3,324,348
United Kingdom	—	3,075,230	—	3,075,230
South Korea	322,735	1,927,973	—	2,250,708
Switzerland	1,019,483	1,109,339	—	2,128,822
China	691,001	881,102	—	1,572,103
Taiwan	1,458,999	—	—	1,458,999
India	1,210,040	—	—	1,210,040
Denmark	841,008	223,145	—	1,064,153
Singapore	—	979,965	—	979,965
Italy	—	862,066	—	862,066
Canada	860,607	—	—	860,607
Netherlands	—	817,735	—	817,735
Thailand	—	504,392	—	504,392
Short-Term Investment Fund	229,030	—	—	229,030
Total	$6,632,903	$27,331,394	$—	$33,964,297
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 96.7%
	Industrials — 25.8%
2,497,344	AerCap Holdings N.V. (Ireland)*	$ 163,376,244
2,421,912	Allison Transmission Holdings, Inc.	88,036,501
1,706,849	Armstrong World Industries, Inc.	198,199,306
1,667,524	Copart, Inc. *	252,829,989
447,939	Old Dominion Freight Line, Inc.	160,532,379
2,126,487	Otis Worldwide Corp.	185,153,223
1,695,340	Sensata Technologies Holding PLC*	104,585,525
655,566	UniFirst Corp.	137,931,086
		1,290,644,253
	Information Technology — 16.4%
1,506,860	Amphenol Corp. - Class A	131,789,976
1,795,572	Black Knight, Inc.*	148,834,963
1,133,741	Citrix Systems, Inc.	107,240,561
1,945,229	Entegris, Inc.	269,569,835
1,038,786	Skyworks Solutions, Inc.	161,157,260
		818,592,595
	Financials — 12.5%
199,509	Alleghany Corp.*	133,190,213
1,671,361	Cincinnati Financial Corp.	190,418,159
924,644	M&T Bank Corp.	142,006,825
2,585,929	Moelis & Co. - Class A	161,646,422
		627,261,619
	Consumer Discretionary — 12.4%
1,507,819	CarMax, Inc.*	196,363,268
605,238	Churchill Downs, Inc.	145,801,834
1,267,549	Dollar Tree, Inc.*	178,115,986
969,727	Hasbro, Inc.	98,698,814
		618,979,902
	Materials — 12.1%
1,050,299	AptarGroup, Inc.	128,640,622
1,540,916	Ball Corp.	148,343,983
310,297	NewMarket Corp.	106,344,988
1,071,875	Vulcan Materials Co.	222,499,812
		605,829,405
	Consumer Staples — 9.3%
1,379,773	Brown-Forman Corp. - Class B	100,530,261
2,587,611	Lamb Weston Holdings, Inc.	164,002,785
1,766,319	Post Holdings, Inc.*	199,117,141
		463,650,187
Shares		Market Value

	Health Care — 5.8%
738,086	Haemonetics Corp.*	$ 39,148,082
2,267,486	Perrigo Co. PLC	88,205,205
678,138	STERIS PLC	165,065,571
		292,418,858
	Real Estate — 2.4%
3,484,196	STORE Capital Corp. REIT	119,856,342
	Total Common Stocks	$4,837,233,161
	Short-Term Investment Fund — 3.4%
168,352,951	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	168,352,951
	Total Investment Securities—100.1% (Cost $3,752,677,021)	$5,005,586,112
	Liabilities in Excess of Other Assets — (0.1%)	(2,524,421)
	Net Assets — 100.0%	$5,003,061,691
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,837,233,161	$—	$—	$4,837,233,161
Short-Term Investment Fund	168,352,951	—	—	168,352,951
Total	$5,005,586,112	$—	$—	$5,005,586,112
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Value Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.3%
	Financials — 17.7%
246,605	American International Group, Inc.	$ 14,021,960
73,092	Ameriprise Financial, Inc.	22,048,933
367,365	Arch Capital Group Ltd.*	16,329,374
96,608	Hartford Financial Services Group, Inc. (The)	6,669,816
309,845	PacWest Bancorp	13,995,699
160,802	Pinnacle Financial Partners, Inc.	15,356,591
153,099	Progressive Corp. (The)	15,715,612
144,276	Reinsurance Group of America, Inc.	15,796,779
64,511	Signature Bank	20,867,373
498,612	Sterling Bancorp.	12,859,204
108,366	Western Alliance Bancorp	11,665,600
		165,326,941
	Industrials — 13.0%
182,729	AerCap Holdings N.V. (Ireland)*	11,954,131
197,665	Clean Harbors, Inc. *	19,721,037
96,926	Dover Corp.	17,601,762
181,140	Hexcel Corp.*	9,383,052
26,377	Huntington Ingalls Industries, Inc.	4,925,641
33,686	Parker-Hannifin Corp.	10,716,190
162,073	Regal Rexnord Corp.	27,581,583
37,817	Snap-on, Inc.	8,145,026
131,373	Westinghouse Air Brake Technologies Corp.	12,100,767
		122,129,189
	Consumer Staples — 10.4%
51,800	Constellation Brands, Inc. - Class A	13,000,246
271,392	Darling Ingredients, Inc.*	18,804,752
171,289	Hain Celestial Group, Inc. (The)*	7,298,624
202,114	Ingredion, Inc.	19,532,297
161,119	Lamb Weston Holdings, Inc.	10,211,722
314,294	TreeHouse Foods, Inc.*	12,738,336
177,009	Tyson Foods, Inc. - Class A	15,428,105
		97,014,082
	Consumer Discretionary — 9.6%
4,131	AutoZone, Inc.*	8,660,187
298,404	BorgWarner, Inc.	13,449,068
81,672	Carter's, Inc.	8,266,840
115,993	Columbia Sportswear Co.	11,302,358
117,264	Dollar Tree, Inc.*	16,477,937
130,612	Hasbro, Inc.	13,293,690
298,404	LKQ Corp.	17,913,192
		89,363,272
	Information Technology — 9.5%
138,874	Akamai Technologies, Inc.*	16,253,813
64,193	F5 Networks, Inc.*	15,708,669
84,484	Global Payments, Inc.	11,420,547
109,320	Leidos Holdings, Inc.	9,718,548
81,672	PTC, Inc.*	9,894,563
100,739	Qorvo, Inc.*	15,754,572
780,809	Rackspace Technology, Inc.*	10,517,497
		89,268,209
	Utilities — 9.2%
682,612	CenterPoint Energy, Inc.	19,051,701
99,150	DTE Energy Co.	11,852,391
173,831	Entergy Corp.	19,582,062
212,283	Evergy, Inc.	14,564,737
483,040	NiSource, Inc.	13,336,734
123,302	Spire, Inc.	8,041,757
		86,429,382
Shares		Market Value

	Real Estate — 9.2%
84,850	Alexandria Real Estate Equities, Inc. REIT	$ 18,918,156
253,278	American Campus Communities, Inc. REIT	14,510,297
74,681	Boston Properties, Inc. REIT	8,601,757
927,946	Chimera Investment Corp. REIT	13,993,426
54,024	Digital Realty Trust, Inc. REIT	9,555,225
39,088	Essex Property Trust, Inc. REIT	13,767,966
394,695	Host Hotels & Resorts, Inc. REIT*	6,863,746
		86,210,573
	Materials — 8.1%
270,757	Axalta Coating Systems Ltd. *	8,967,472
224,359	Berry Global Group, Inc.*	16,553,207
147,454	FMC Corp.	16,203,720
616,512	Livent Corp.*	15,030,562
58,457	Scotts Miracle-Gro Co. (The)	9,411,577
253,596	Valvoline, Inc.	9,456,595
		75,623,133
	Health Care — 7.5%
51,482	AmerisourceBergen Corp.	6,841,443
335,904	Centene Corp.*	27,678,490
197,030	Encompass Health Corp.	12,858,178
270,121	Envista Holdings Corp.*	12,171,652
86,439	Zimmer Biomet Holdings, Inc.	10,981,210
		70,530,973
	Energy — 5.1%
646,702	Cabot Oil & Gas Corp.	12,287,338
405,018	ChampionX Corp.*	8,185,414
94,701	Pioneer Natural Resources	17,224,218
137,603	Valero Energy Corp.	10,335,361
		48,032,331
	Total Common Stocks	$929,928,085
	Short-Term Investment Fund — 0.7%
6,420,566	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	6,420,566
	Total Investment Securities—100.0% (Cost $656,713,640)	$936,348,651
	Other Assets in Excess of Liabilities — 0.0%	168,678
	Net Assets — 100.0%	$936,517,329
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$929,928,085	$—	$—	$929,928,085
Short-Term Investment Fund	6,420,566	—	—	6,420,566
Total	$936,348,651	$—	$—	$936,348,651
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	Information Technology — 36.0%
520,352	Atlassian Corp. PLC - Class A*	$ 198,405,014
1,789,813	Block, Inc.*	289,072,698
488,762	Cloudflare, Inc. - Class A*	64,272,203
400,408	Intuit, Inc.	257,550,434
570,022	ServiceNow, Inc.*	370,006,980
130,462	Shopify, Inc. (Canada) - Class A*	179,697,054
392,746	Snowflake, Inc. - Class A*	133,042,708
844,436	Twilio, Inc. - Class A*	222,373,776
1,680,014	Visa, Inc. - Class A	364,075,834
		2,078,496,701
	Communication Services — 26.4%
220,722	Charter Communications, Inc. - Class A*	143,904,122
1,671,913	Match Group, Inc.*	221,110,494
719,453	Meta Platforms, Inc. - Class A*	241,988,017
665,602	Netflix, Inc.*	400,985,269
1,759,763	Sea Ltd. (Taiwan) ADR*	393,676,581
2,814,295	Warner Music Group Corp. - Class A	121,521,258
		1,523,185,741
	Health Care — 14.1%
411,874	10X Genomics, Inc. - Class A*	61,352,751
280,561	Align Technology, Inc.*	184,379,078
292,752	DexCom, Inc.*	157,193,186
992,408	Edwards Lifesciences Corp.*	128,566,456
1,319,377	Sarepta Therapeutics, Inc.*	118,809,899
664,050	Zoetis, Inc.	162,048,122
		812,349,492
	Consumer Discretionary — 13.8%
607,805	Airbnb, Inc. - Class A*	101,193,454
99,290	Amazon.com, Inc.*	331,066,619
290,331	Carvana Co.*	67,295,822
795,378	DoorDash, Inc. - Class A*	118,431,784
392,908	Fiverr International Ltd. (Israel)*	44,673,640
1,000,610	Floor & Decor Holdings, Inc. - Class A*	130,089,306
		792,750,625
Shares		Market Value

	Industrials — 6.5%
2,027,506	CoStar Group, Inc.*	$ 160,233,799
5,150,359	Uber Technologies, Inc.*	215,954,553
		376,188,352
	Total Common Stocks	$5,582,970,911
	Short-Term Investment Fund — 2.9%
166,929,035	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	166,929,036
	Total Investment Securities—99.7% (Cost $3,200,003,765)	$5,749,899,947
	Other Assets in Excess of Liabilities — 0.3%	16,979,241
	Net Assets — 100.0%	$5,766,879,188
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,582,970,911	$—	$—	$5,582,970,911
Short-Term Investment Fund	166,929,036	—	—	166,929,036
Total	$5,749,899,947	$—	$—	$5,749,899,947
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 95.7%
	Industrials — 26.5%
31,443	Armstrong World Industries, Inc.	$ 3,651,161
88,927	Evoqua Water Technologies Corp.*	4,157,337
44,762	Kaman Corp.	1,931,480
29,956	Landstar System, Inc.	5,362,723
25,458	ManTech International Corp. - Class A	1,856,652
30,917	Masonite International Corp. *	3,646,660
42,544	Matson, Inc.	3,830,237
11,178	UniFirst Corp.	2,351,851
		26,788,101
	Consumer Discretionary — 21.2%
57,421	Acushnet Holdings Corp.	3,047,907
3,375	Graham Holdings Co. - Class B	2,125,676
37,029	Malibu Boats, Inc. - Class A*	2,545,003
20,967	Murphy USA, Inc.	4,177,465
39,709	Penske Automotive Group, Inc.	4,257,599
112,301	Tempur Sealy International, Inc.	5,281,516
		21,435,166
	Financials — 13.3%
64,178	Atlantic Union Bankshares Corp.	2,393,198
81,812	Cannae Holdings, Inc.*	2,875,692
75,363	Moelis & Co. - Class A	4,710,941
3,410	White Mountains Insurance Group Ltd.	3,457,399
		13,437,230
	Materials — 9.9%
89,938	GCP Applied Technologies, Inc.*	2,847,437
49,007	Ingevity Corp.*	3,513,802
9,178	NewMarket Corp.	3,145,484
38,068	Tredegar Corp.	449,964
		9,956,687
	Information Technology — 9.1%
79,496	ACI Worldwide, Inc.*	2,758,511
75,819	CTS Corp.	2,784,074
26,938	Qualys, Inc.*	3,696,432
		9,239,017
	Real Estate — 7.9%
110,954	Alexander & Baldwin, Inc. REIT	2,783,836
76,830	Essential Properties Realty Trust, Inc. REIT	2,215,009
36,257	First Industrial Realty Trust, Inc. REIT	2,400,214
29,380	Tejon Ranch Co.*	560,570
		7,959,629
Shares		Market Value

	Health Care — 3.8%
22,714	Haemonetics Corp.*	$ 1,204,751
30,194	LivaNova PLC*	2,639,861
		3,844,612
	Consumer Staples — 3.2%
30,987	Energizer Holdings, Inc.	1,242,578
26,546	PriceSmart, Inc.	1,942,371
		3,184,949
	Energy — 0.8%
39,267	Dril-Quip, Inc. *	772,775
	Total Common Stocks	$96,618,166
	Short-Term Investment Fund — 4.2%
4,263,264	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	4,263,264
	Total Investment Securities—99.9% (Cost $71,531,962)	$100,881,430
	Other Assets in Excess of Liabilities — 0.1%	120,821
	Net Assets — 100.0%	$101,002,251
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$96,618,166	$—	$—	$96,618,166
Short-Term Investment Fund	4,263,264	—	—	4,263,264
Total	$100,881,430	$—	$—	$100,881,430
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Value Fund – December 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.7%
	Industrials — 22.8%
17,752	Altra Industrial Motion Corp.	$ 915,471
14,413	BWX Technologies, Inc.	690,094
3,273	CACI International, Inc. - Class A*	881,124
13,245	CIRCOR International, Inc. *	359,999
14,892	Clean Harbors, Inc. *	1,485,775
7,035	EMCOR Group, Inc.	896,189
19,399	Enerpac Tool Group Corp.	393,412
10,977	EnPro Industries, Inc.	1,208,238
47,192	Gates Industrial Corp. PLC*	750,825
30,338	Harsco Corp.*	506,948
12,657	Hexcel Corp.*	655,633
8,407	Hillenbrand, Inc.	437,080
13,843	Huron Consulting Group, Inc.*	690,766
14,354	ITT, Inc.	1,466,835
15,553	Kelly Services, Inc. - Class A	260,824
16,118	Korn/Ferry International	1,220,616
9,455	Masonite International Corp. *	1,115,217
15,642	Regal Rexnord Corp.	2,661,955
11,262	SPX FLOW, Inc.	973,938
8,529	Standex International Corp.	943,819
		18,514,758
	Financials — 19.9%
34,387	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,310,489
38,541	BankUnited, Inc.	1,630,670
9,000	Hanover Insurance Group, Inc. (The)	1,179,540
56,095	MGIC Investment Corp.	808,890
28,398	NMI Holdings, Inc.*	620,496
25,861	PacWest Bancorp	1,168,141
19,104	Pinnacle Financial Partners, Inc.	1,824,432
70,258	Sterling Bancorp.	1,811,954
75,407	Umpqua Holdings Corp.	1,450,831
26,161	Univest Financial Corp.	782,737
17,533	Western Alliance Bancorp	1,887,427
17,857	Wintrust Financial Corp.	1,621,773
		16,097,380
	Information Technology — 10.0%
11,606	Belden, Inc.	762,862
5,874	ExlService Holdings, Inc.*	850,379
81,370	Harmonic, Inc.*	956,911
8,312	Lumentum Holdings, Inc.*	879,160
8,419	MACOM Technology Solutions Holdings, Inc.*	659,208
69,324	Rackspace Technology, Inc.*	933,794
5,973	Rogers Corp.*	1,630,629
80,238	Viavi Solutions, Inc.*	1,413,794
		8,086,737
	Consumer Staples — 8.8%
9,239	Cal-Maine Foods, Inc.	341,751
8,659	Energizer Holdings, Inc.	347,226
8,338	Hain Celestial Group, Inc. (The)*	355,282
88,181	Hostess Brands, Inc.*	1,800,656
13,319	Ingredion, Inc.	1,287,148
8,437	MGP Ingredients, Inc.	717,061
8,575	Performance Food Group Co.*	393,507
7,251	Spectrum Brands Holdings, Inc.	737,572
27,635	TreeHouse Foods, Inc.*	1,120,046
		7,100,249
	Consumer Discretionary — 8.7%
34,122	American Eagle Outfitters, Inc.	863,969
12,609	Callaway Golf Co. *	345,991
Shares		Market Value

	Consumer Discretionary — (Continued)
4,006	Carter's, Inc.	$ 405,487
6,182	Dorman Products, Inc.*	698,628
33,364	Goodyear Tire & Rubber Co. (The)*	711,321
8,913	Murphy USA, Inc.	1,775,826
5,210	Oxford Industries, Inc.	528,919
12,675	Steven Madden Ltd.	589,007
20,898	Urban Outfitters, Inc.*	613,565
11,766	Vista Outdoor, Inc.*	542,060
		7,074,773
	Real Estate — 7.5%
19,218	American Campus Communities, Inc. REIT	1,100,999
86,748	Chimera Investment Corp. REIT	1,308,160
18,182	Corporate Office Properties Trust REIT	508,551
23,532	Dynex Capital, Inc. REIT	393,220
39,231	Lexington Realty Trust REIT	612,788
113,635	Newmark Group, Inc. - Class A	2,124,974
		6,048,692
	Materials — 5.9%
9,692	Cabot Corp.	544,690
8,623	Ingevity Corp.*	618,269
5,602	Innospec, Inc.	506,085
48,775	Livent Corp.*	1,189,134
50,111	O-I Glass, Inc.*	602,835
12,115	Silgan Holdings, Inc.	519,007
22,020	Valvoline, Inc.	821,126
		4,801,146
	Utilities — 5.1%
10,980	Black Hills Corp.	774,859
8,837	IDACORP, Inc.	1,001,320
34,262	Portland General Electric Co.	1,813,145
7,984	Spire, Inc.	520,717
		4,110,041
	Health Care — 4.4%
23,693	Envista Holdings Corp.*	1,067,606
11,932	Integra LifeSciences Holdings Corp.*	799,325
9,145	NuVasive, Inc.*	479,930
20,302	Prestige Consumer Healthcare, Inc.*	1,231,316
		3,578,177
	Energy — 2.9%
25,332	Cactus, Inc. - Class A	965,909
17,289	Helmerich & Payne, Inc.	409,749
17,851	PDC Energy, Inc.	870,772
23,161	Select Energy Services, Inc. - Class A*	144,293
		2,390,723
	Communication Services — 1.7%
5,218	Cogent Communications Holdings, Inc.	381,853
55,178	TEGNA, Inc.	1,024,104
		1,405,957
	Total Common Stocks	$79,208,633
	Exchange-Traded Fund — 1.3%
6,651	iShares Russell 2000 Value ETF	1,104,398

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 0.0%
19	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 19
	Total Investment Securities—99.0% (Cost $53,559,471)	$80,313,050
	Other Assets in Excess of Liabilities — 1.0%	781,442
	Net Assets — 100.0%	$81,094,492
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$79,208,633	$—	$—	$79,208,633
Exchange-Traded Fund	1,104,398	—	—	1,104,398
Short-Term Investment Fund	19	—	—	19
Total	$80,313,050	$—	$—	$80,313,050
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2021 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 41.2%
$ 6,670,626	ACC Auto Trust, Ser 2021-A, Class A, 144a, 1.080%, 4/15/27	$ 6,653,500
554,649	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificate, Ser 2005-4, Class M1, (1M LIBOR +0.675%), 0.777%, 10/25/35(A)	554,371
96,127	American Credit Acceptance Receivables Trust, Ser 2018-1, Class D, 144a, 3.930%, 4/10/24	96,204
4,200,000	American Credit Acceptance Receivables Trust, Ser 2018-2, Class E, 144a, 5.160%, 9/10/24	4,296,146
11,310,000	American Credit Acceptance Receivables Trust, Ser 2018-3, Class E, 144a, 5.170%, 10/15/24	11,519,069
9,500,000	American Credit Acceptance Receivables Trust, Ser 2018-4, Class E, 144a, 5.380%, 1/13/25	9,782,347
11,000,000	American Credit Acceptance Receivables Trust, Ser 2019-1, Class D, 144a, 3.810%, 4/14/25	11,182,424
953,911	American Credit Acceptance Receivables Trust, Ser 2019-2, Class C, 144a, 3.170%, 6/12/25	957,797
8,284,279	American Credit Acceptance Receivables Trust, Ser 2020-1, Class C, 144a, 2.190%, 3/13/26	8,331,141
796,333	American Credit Acceptance Receivables Trust, Ser 2020-4, Class A, 144a, 0.530%, 3/13/24	796,417
1,196,105	American Credit Acceptance Receivables Trust, Ser 2021-1, Class A, 144a, 0.350%, 5/13/24	1,195,906
535,215	AmeriCredit Automobile Receivables Trust, Ser 2017-3, Class C, 2.690%, 6/19/23	535,833
3,507,000	AmeriCredit Automobile Receivables Trust, Ser 2017-4, Class D, 3.080%, 12/18/23	3,541,589
8,250,000	Anchorage Capital CLO Ltd. (Cayman Islands), Ser 2013-1A, Class A1R, 144a, (3M LIBOR +1.250%), 1.371%, 10/13/30(A)	8,251,419
6,500,000	Ares XL CLO Ltd. (Cayman Islands), Ser 2016-40A, Class A1RR, 144a, (3M LIBOR +0.870%), 0.990%, 1/15/29(A)	6,500,058
5,089,132	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (1M LIBOR +0.270%), 0.642%, 3/25/36(A)	5,074,595
5,380,332	Avid Automobile Receivables Trust, Ser 2021-1, Class A, 144a, 0.610%, 1/15/25	5,373,202
3,750,000	Barings CLO Ltd. (Cayman Islands), Ser 2013-IA, Class BR, 144a, (3M LIBOR +1.250%), 1.381%, 1/20/28(A)	3,739,316
6,048,000	BDS Ltd. (Cayman Islands), Ser 2020-FL5, Class B, 144a, (1M LIBOR +1.800%), 1.964%, 2/16/37(A)	6,049,398
1,026,303	Bear Stearns Asset Backed Securities Trust, Ser 2006-SD2, Class M1, (1M LIBOR +0.825%), 0.927%, 6/25/36(A)	1,027,062
9,637,527	Black Diamond CLO, Ltd. (Cayman Islands), Ser 2017-1A, Class A1AR, 144a, (3M LIBOR +1.050%), 1.174%, 4/24/29(A)	9,634,973
1,986,175	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class A, 144a, (1M LIBOR +1.050%), 1.160%, 9/15/35(A)	1,986,179
763,127	BSPRT Issuer Ltd. (Cayman Islands), Ser 2019-FL5, Class A, 144a, (1M LIBOR +1.150%), 1.260%, 5/15/29(A)	762,658
3,718,489	CarNow Auto Receivables Trust, Ser 2021-2A, Class A, 144a, 0.730%, 9/15/23	3,718,012
3,489,901	CIFC Funding Ltd. (Cayman Islands), Ser 2012-2RA, Class A1, 144a, (3M LIBOR +0.800%), 0.931%, 1/20/28(A)	3,490,519
8,938,649	Conn's Receivables Funding LLC, Ser 2021-A, Class A, 144a, 1.050%, 5/15/26	8,932,272
466,912	CPS Auto Receivables Trust, Ser 2019-A, Class C, 144a, 3.890%, 12/16/24	468,244
Principal Amount		Market Value
	Asset-Backed Securities — 41.2% (Continued)
$ 10,000,000	CPS Auto Receivables Trust, Ser 2019-A, Class D, 144a, 4.350%, 12/16/24	$ 10,204,509
2,641,550	CPS Auto Trust, Ser 2018-C, Class D, 144a, 4.400%, 6/17/24	2,674,671
3,942,184	Crossroads Asset Trust, Ser 2021-A, Class A2, 144a, 0.820%, 3/20/24	3,942,008
10,750,000	Dewolf Park CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (3M LIBOR +0.920%), 1.044%, 10/15/30(A)	10,747,398
318,651	Drive Auto Receivables Trust, Ser 2017-3, Class D, 144a, 3.530%, 12/15/23	319,089
1,091,865	Drive Auto Receivables Trust, Ser 2018-1, Class D, 3.810%, 5/15/24	1,096,471
3,524,589	Drive Auto Receivables Trust, Ser 2018-2, Class D, 4.140%, 8/15/24	3,568,762
202,031	Drive Auto Receivables Trust, Ser 2019-1, Class C, 3.780%, 4/15/25	202,312
25,631	DT Auto Owner Trust, Ser 2018-1A, Class D, 144a, 3.810%, 12/15/23	25,661
11,688,942	DT Auto Owner Trust, Ser 2018-3A, Class D, 144a, 4.190%, 7/15/24	11,856,687
936,729	DT Auto Owner Trust, Ser 2019-1A, Class C, 144a, 3.610%, 11/15/24	938,288
2,103,350	DT Auto Owner Trust, Ser 2019-3A, Class C, 144a, 2.740%, 4/15/25	2,118,373
10,000,000	DT Auto Owner Trust, Ser 2020-1A, Class C, 144a, 2.290%, 11/17/25	10,097,162
545,529	DT Auto Owner Trust, Ser 2020-2A, Class A, 144a, 1.140%, 1/16/24	545,982
1,667,381	DT Auto Owner Trust, Ser 2021-1A, Class A, 144a, 0.350%, 1/15/25	1,666,154
2,299,677	Elara HGV Timeshare Issuer LLC, Ser 2016-A, Class A, 144a, 2.730%, 4/25/28	2,323,193
3,957,794	Encina Equipment Finance LLC, Ser 2021-1A, Class A1, 144a, 0.500%, 9/15/25	3,958,316
3,044,430	Exeter Automobile Receivables Trust, Ser 2018-2A, Class D, 144a, 4.040%, 3/15/24	3,099,946
2,476,814	Exeter Automobile Receivables Trust, Ser 2019-1A, Class D, 144a, 4.130%, 12/16/24	2,526,797
4,160,000	Exeter Automobile Receivables Trust, Ser 2020-1A, Class C, 144a, 2.490%, 1/15/25	4,193,404
6,372,528	FCI Funding LLC, Ser 2021-1A, Class A, 144a, 1.130%, 4/15/33	6,338,307
12,068,000	Flagship Credit Auto Trust, Ser 2019-1, Class C, 144a, 3.600%, 2/18/25	12,240,823
519,906	Flagship Credit Auto Trust, Ser 2019-3, Class A, 144a, 2.330%, 2/15/24	520,708
3,783,575	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	3,746,921
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	165,926
630,000	Foursight Capital Automobile Receivables Trust, Ser 2018-1, Class E, 144a, 5.560%, 1/16/24	631,138
4,680,000	Foursight Capital Automobile Receivables Trust, Ser 2018-2, Class D, 144a, 4.330%, 7/15/24	4,753,469
80,116	GLS Auto Receivables Issuer Trust, Ser 2019-4A, Class A, 144a, 2.470%, 11/15/23	80,180
3,350,000	GLS Auto Receivables Issuer Trust, Ser 2019-4A, Class B, 144a, 2.780%, 9/16/24	3,376,340
422,437	GLS Auto Receivables Issuer Trust, Ser 2020-1A, Class A, 144a, 2.170%, 2/15/24	423,054
861,509	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class A, 144a, 0.520%, 2/15/24	861,664

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 41.2% (Continued)
$ 111,273	Home Equity Asset Trust, Ser 2005-3, Class M4, (1M LIBOR +0.640%), 1.062%, 8/25/35(A)	$ 111,285
9,086,526	LAD Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 1.300%, 8/17/26	9,068,692
3,431,788	Madison Park Funding XI Ltd. (Cayman Islands), Ser 2013-11A, Class AR2, 144a, (3M LIBOR +0.900%), 1.024%, 7/23/29(A)	3,431,967
3,109,780	Magnetite XVI Ltd. (Cayman Islands), Ser 2015-16A, Class AR, 144a, (3M LIBOR +0.800%), 0.922%, 1/18/28(A)	3,109,777
7,175,000	MF1, Ltd., Ser 2020-FL4, Class A, 144a, (SOFR30A +1.814%), 1.864%, 11/15/35(A)	7,200,210
4,000,000	MF1, Ltd., Ser 2020-FL4, Class AS, 144a, (SOFR30A +2.214%), 2.264%, 11/15/35(A)	4,014,820
10,219,000	MF1, Ltd., Ser 2020-FL4, Class C, 144a, (SOFR30A +3.714%), 3.764%, 11/15/35(A)	10,242,931
843,687	Mill City Mortgage Loan Trust, Ser 2017-1, Class A1, 144a, 2.750%, 11/25/58(A)(B)	846,178
9,700,000	Monroe Capital Mml CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (3M LIBOR +1.300%), 1.428%, 4/22/29(A)	9,697,158
1,122,153	Nationstar Home Equity Loan Trust, Ser 2006-B, Class AV4, (1M LIBOR +0.280%), 0.382%, 9/25/36(A)	1,121,525
6,250,000	Neuberger Berman CLO XV (Cayman Islands), Ser 2013-15A, Class A1R2, 144a, (3M LIBOR +0.920%), 1.044%, 10/15/29(A)	6,253,812
227,579	NMEF Funding LLC, Ser 2021-A, Class A1, 144a, 0.341%, 3/15/22	227,575
890,757	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2018-4A, Class A1, 144a, (3M LIBOR +0.900%), 1.056%, 11/15/26(A)	890,949
1,893,729	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-1A, Class A1, 144a, (3M LIBOR +1.050%), 1.181%, 4/20/27(A)	1,894,000
3,255,708	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-3A, Class A1, 144a, (3M LIBOR +0.850%), 1.010%, 8/20/27(A)	3,256,085
2,634,956	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2020-1A, Class A1, 144a, (3M LIBOR +1.025%), 0.960%, 2/20/28(A)	2,637,006
10,500,000	Palmer Square Loan Funding, Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (3M LIBOR +0.800%), 0.928%, 10/15/29(A)	10,502,478
2,927,098	Peaks CLO 1 Ltd. (Cayman Islands), Ser 2014-1A, Class A2R, 144a, (3M LIBOR +1.410%), 1.534%, 7/25/30(A)	2,927,189
944,868	Prestige Auto Receivables Trust, Ser 2018-1A, Class C, 144a, 3.750%, 10/15/24	949,717
2,250,000	Prestige Auto Receivables Trust, Ser 2018-1A, Class D, 144a, 4.140%, 10/15/24	2,285,424
11,778,367	Progress Residential Trust, Ser 2019-SFR1, Class A, 144a, 3.422%, 8/17/35	11,786,574
1,864,701	RAMP Series Trust, Ser 2005-RS6, Class M4, (1M LIBOR +0.975%), 1.077%, 6/25/35(A)	1,864,689
2,210,341	RAMP Series Trust, Ser 2006-NC3, Class A3, (1M LIBOR +0.540%), 0.642%, 3/25/36(A)	2,208,965
2,436,233	RAMP Trust, Ser 2005-RS5, Class M4, (1M LIBOR +0.640%), 1.062%, 5/25/35(A)	2,430,234
4,900,000	Santander Drive Auto Receivables Trust, Ser 2017-3, Class E, 4.970%, 1/15/25	4,907,894
5,531,679	Santander Drive Auto Receivables Trust, Ser 2018-1, Class D, 3.320%, 3/15/24	5,555,889
Principal Amount		Market Value
	Asset-Backed Securities — 41.2% (Continued)
$ 5,000,000	Santander Drive Auto Receivables Trust, Ser 2018-1, Class E, 144a, 4.370%, 5/15/25	$ 5,036,855
825,177	Santander Drive Auto Receivables Trust, Ser 2019-2, Class C, 2.900%, 10/15/24	829,035
501,829	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class B, 144a, 3.420%, 1/20/36	513,430
303,464	Structured Asset Investment Loan Trust, Ser 2005-1, Class M2, 144a, (1M LIBOR +0.720%), 0.822%, 2/25/35(A)	303,785
3,052,995	Symphony CLO XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR, 144a, (3M LIBOR +0.950%), 1.077%, 7/14/26(A)	3,053,075
8,750,000	Symphony Static CLO I Ltd. (Cayman Islands), Ser 2021-1A, Class A, 144a, (3M LIBOR +0.830%), 0.959%, 10/25/29(A)	8,741,381
347,672	Towd Point Mortgage Trust, Ser 2015-4, Class A2, 144a, 3.750%, 4/25/55(A)(B)	347,543
6,326,000	Towd Point Mortgage Trust, Ser 2015-5, Class M1, 144a, 3.500%, 5/25/55(A)(B)	6,410,422
1,459,402	Towd Point Mortgage Trust, Ser 2016-3, Class A1, 144a, 2.250%, 4/25/56(A)(B)	1,459,771
4,972,546	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	5,015,416
7,962,795	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 0.692%, 2/25/57(A)	7,958,665
3,466,853	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 1.102%, 10/25/48(A)	3,480,742
2,231,538	Towd Point Mortgage Trust, Ser 2019-MH1, Class A1, 144a, 3.000%, 11/25/58(A)(B)	2,257,205
1,316,025	Tricon American Homes Trust, Ser 2017-SFR2, Class A, 144a, 2.928%, 1/17/36	1,323,178
225,601	Westlake Automobile Receivables Trust, Ser 2018-2A, Class D, 144a, 4.000%, 1/16/24	225,928
12,000,000	Westlake Automobile Receivables Trust, Ser 2018-2A, Class E, 144a, 4.860%, 1/16/24	12,073,104
1,779,858	Westlake Automobile Receivables Trust, Ser 2018-3A, Class D, 144a, 4.000%, 10/16/23	1,791,230
8,200,000	Westlake Automobile Receivables Trust, Ser 2019-1A, Class E, 144a, 4.490%, 7/15/24	8,448,909
10,000,000	Westlake Automobile Receivables Trust, Ser 2019-2A, Class D, 144a, 3.200%, 11/15/24	10,187,129
	Total Asset-Backed Securities	$422,574,190
	Commercial Mortgage-Backed Securities — 19.3%
669,779	AREIT Trust, Ser 2019-CRE3, Class A, 144a, (SOFR30A +1.134%), 1.184%, 9/14/36(A)	669,378
10,793,000	AREIT Trust, Ser 2020-CRE4, Class C, 144a, (SOFR30A +3.222%), 3.272%, 4/15/37(A)	10,792,117
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 1.560%, 9/15/32(A)	4,763,846
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.360%, 7/15/35(A)	8,139,773
8,900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.060%, 2/15/29(A)	8,898,130
6,260,952	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (1M LIBOR +0.970%), 1.030%, 10/15/36(A)	6,262,680
3,153,632	BX Trust, Ser 2019-RP, Class A, 144a, (1M LIBOR +1.045%), 1.155%, 6/15/34(A)	3,144,711
8,495,000	BXMT LTD (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (SOFR30A +1.264%), 1.314%, 2/15/38(A)	8,471,098

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 19.3% (Continued)
$ 6,494,000	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (1M LIBOR +0.900%), 1.064%, 2/15/38(A)	$ 6,483,836
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (1M LIBOR +0.850%), 0.960%, 11/15/34(A)	7,153,664
2,700,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class C, 144a, (1M LIBOR +1.450%), 1.560%, 12/15/37(A)	2,699,145
1,718,030	Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Class AAB, 2.690%, 4/10/46	1,733,601
1,026,729	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	1,025,781
56,000,000	Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Class XCP, 144a, 0.696%, 10/15/36(A)(B)(C)	306,454
1,550,038	COMM Mortgage Trust, Ser 2012-LC4, Class A4, 3.288%, 12/10/44	1,549,243
34,633,092	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.064%, 6/10/47(A)(B)(C)	721,823
2,680,000	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (1M LIBOR +0.750%), 1.110%, 7/15/32(A)	2,674,342
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (1M LIBOR +0.950%), 1.060%, 12/15/30(A)	6,079,413
10,177,972	DBGS Mortgage Trust, Ser 2018-BIOD, Class B, 144a, (1M LIBOR +0.888%), 0.990%, 5/15/35(A)	10,165,521
118,906,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.172%, 10/10/32(A)(B)(C)	638,834
18,959,000	GS Mortgage Securities Corp. Trust, Ser 2012-ALOH, Class A, 144a, 3.551%, 4/10/34	18,958,151
3,859,000	GS Mortgage Securities Trust, Ser 2018-HART, Class A, 144a, (1M LIBOR +1.090%), 1.200%, 10/15/31(A)	3,856,822
94,257,000	HONO Mortgage Trust, Ser 2021-LULU, Class XCP, 144a, 0.491%, 10/15/36(A)(B)(C)	360,071
2,297,281	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Class A4, 3.483%, 6/15/45	2,310,364
74,031	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Class A4FL, 144a, (1M LIBOR +1.300%), 1.409%, 6/15/45(A)	74,099
2,750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Class C, 144a, (1M LIBOR +1.360%), 1.470%, 7/15/36(A)	2,731,251
412,833	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Class A2, 2.940%, 11/15/47	418,056
5,000,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL3, Class AS, 144a, (1M LIBOR +2.850%), 3.014%, 7/15/35(A)	5,018,330
4,790,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Class E, 144a, 4.636%, 8/15/45(A)(B)	4,805,055
9,214,251	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Class A4, 2.858%, 11/15/45	9,270,444
547,265	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Class A3FL, 144a, (1M LIBOR +1.000%), 1.109%, 7/15/46(A)	547,541
1,362,318	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C8, Class ASB, 2.699%, 12/15/48	1,372,979
1,411,000	Morgan Stanley Capital I Trust, Ser 2017-CLS, Class A, 144a, (1M LIBOR +0.700%), 0.810%, 11/15/34(A)	1,410,555
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 19.3% (Continued)
$ 8,700,000	Morgan Stanley Capital I Trust, Ser 2017-CLS, Class B, 144a, (1M LIBOR +0.850%), 0.960%, 11/15/34(A)	$ 8,694,754
8,564,922	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 0.960%, 8/15/33(A)	8,531,589
190,274	Ready Captial Mortgage Financing, Ser 2019-FL3, Class A, 144a, (1M LIBOR +1.000%), 1.103%, 3/25/34(A)	190,152
1,012,150	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	1,037,754
3,442,841	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class A, 144a, (1M LIBOR +0.750%), 1.154%, 11/11/34(A)	3,438,688
7,545,600	UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Class A4, 3.525%, 5/10/63	7,568,464
7,000,000	Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Class AS, 3.539%, 10/15/45	7,089,527
6,734,277	Wells Fargo Commercial Mortgage Trust, Ser 2017-C38, Class A2, 3.043%, 7/15/50	6,767,469
10,450,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class D, 144a, 4.392%, 3/15/48(A)(B)	10,286,099
440,098	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	440,294
	Total Commercial Mortgage-Backed Securities	$197,551,898
	Corporate Bonds — 16.9%
	Utilities — 5.3%
8,000,000	CenterPoint Energy Resources Corp., (3M LIBOR +0.500%), 0.673%, 3/2/23(A)	7,981,366
10,000,000	Cleco Power LLC, 144a, (3M LIBOR +0.500%), 0.703%, 6/15/23(A)	9,992,344
7,225,000	Dominion Energy, Inc., (3M LIBOR +0.530%), 0.733%, 9/15/23(A)	7,218,550
10,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +0.270%), 0.430%, 2/22/23(A)	9,983,110
7,500,000	ONE Gas, Inc., (3M LIBOR +0.610%), 0.811%, 3/11/23(A)	7,500,325
1,500,000	Pacific Gas and Electric Co., (SOFRRATE + 1.150%), 1.200%, 11/14/22(A)	1,502,250
7,500,000	Pacific Gas and Electric Co., 1.750%, 6/16/22	7,500,021
3,000,000	Southern California Gas Co., (3M LIBOR +0.350%), 0.548%, 9/14/23(A)	2,996,360
		54,674,326
	Financials — 3.4%
4,367,000	Comerica, Inc., 3.700%, 7/31/23	4,544,856
4,000,000	FNB Corp., 2.200%, 2/24/23	4,033,562
6,300,000	Goldman Sachs Group, Inc. (The), 2.908%, 6/5/23	6,352,624
2,000,000	Intercontinental Exchange, Inc., 0.700%, 6/15/23	1,991,913
3,800,000	Mitsubishi UFJ Financial Group, Inc. (Japan), (1 Year CMT Rate +0.680%), 0.848%, 9/15/24	3,781,577
7,000,000	National Bank of Canada (Canada), (1 Year CMT Rate +0.770%), 0.900%, 8/15/23	7,005,464
2,800,000	Sumitomo Mitsui Trust Bank Ltd. (Japan), 144a, 0.800%, 9/12/23	2,790,341
4,000,000	UBS Group AG (Switzerland), 144a, (1 Year CMT Rate +0.830%), 1.008%, 7/30/24	3,987,615
		34,487,952
	Health Care — 2.1%
11,500,000	AbbVie, Inc., 3.450%, 3/15/22	11,510,521

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 16.9% (Continued)
	Health Care — (Continued)
$ 7,225,000	Dignity Health, 3.125%, 11/1/22	$ 7,353,058
2,500,000	Viatris, Inc., 1.125%, 6/22/22	2,505,570
		21,369,149
	Consumer Discretionary — 1.5%
3,500,000	American Honda Finance Corp., MTN, 0.875%, 7/7/23	3,501,505
5,000,000	Hyundai Capital America, 144a, 0.800%, 1/8/24	4,928,526
2,500,000	Hyundai Capital America, 144a, 2.375%, 2/10/23	2,534,777
5,000,000	Toyota Motor Corp. (Japan), 0.681%, 3/25/24	4,971,016
		15,935,824
	Consumer Staples — 1.4%
2,800,000	Mondelez International, Inc., 0.625%, 7/1/22	2,803,143
5,500,000	Nestle Holdings, Inc., 144a, 0.375%, 1/15/24	5,434,259
1,570,000	Reckitt Benckiser Treasury Services PLC (United Kingdom), 144a, (3M LIBOR +0.560%), 0.780%, 6/24/22(A)	1,572,958
4,500,000	Triton Container International, Ltd. (Bermuda), 144a, 0.800%, 8/1/23	4,456,063
		14,266,423
	Industrials — 1.2%
12,500,000	Otis Worldwide Corp., (3M LIBOR +0.650%), 0.583%, 4/5/23(A)	12,500,342
	Information Technology — 1.0%
10,000,000	SK Hynix, Inc. (South Korea), 144a, 1.000%, 1/19/24	9,886,565
	Energy — 0.5%
5,000,000	Energy Transfer Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23	5,238,090
	Materials — 0.5%
5,000,000	Nutrien Ltd. (Canada), 1.900%, 5/13/23	5,064,293
	Total Corporate Bonds	$173,422,964
	Non-Agency Collateralized Mortgage Obligations — 8.4%
1,016,426	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 2.122%, 4/25/33(A)(B)††	1,060,876
125,844	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	127,579
5,192,284	BRAVO Residential Funding Trust, Ser 2019-NQM1, Class A1, 144a, 2.666%, 7/25/59(A)(B)	5,184,922
4,201,288	BRAVO Residential Funding Trust, Ser 2019-NQM2, Class A1, 144a, 2.748%, 11/25/59(A)(B)	4,198,602
14,911,739	Cascade Funding Mortgage Trust, Ser 2021-HB6, Class A, 144a, 0.898%, 6/25/36(A)(B)	14,890,592
6,107,299	CFMT LLC, Ser 2020-HB4, Class A, 144a, 0.946%, 12/26/30(A)(B)	6,110,619
8,192,067	CFMT LLC, Ser 2021-EBO1, Class A, 144a, 0.985%, 11/25/50(A)(B)	8,172,094
6,391,406	CFMT LLC, Ser 2021-HB7, Class A, 144a, 1.151%, 10/27/31(A)(B)	6,369,702
9,826	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	9,833
1,533,624	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 2.622%, 10/25/33(A)(B)	1,629,355
62,455	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.244%, 6/25/36(A)(B)	50,717
4,131,190	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 3.000%, 10/25/49(A)(B)	4,130,713
58,727	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 1.875%, 12/25/34(A)(B)	59,956
16,773	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 2.045%, 12/25/32(A)	16,805
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 8.4% (Continued)
$ 10,000,000	NewRez Warehouse Securitization Trust, Ser 2021-1, Class A, 144a, (1M LIBOR +0.750%), 0.852%, 5/25/55(A)	$ 9,976,748
532,732	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.370%, 2/25/37(A)(B)	479,302
2,398,014	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.508%, 6/25/43(A)(B)	2,418,468
1,047,667	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(B)	1,056,972
3,877,816	Starwood Mortgage Residential Trust, Ser 2019-INV1, Class A1, 144a, 2.610%, 9/27/49(A)(B)	3,901,683
6,949,594	Towd Point HE Trust 2021- HE1, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	6,917,096
9,700,000	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 3/25/59(A)(B)	9,756,340
	Total Non-Agency Collateralized Mortgage Obligations	$86,518,974
	Commercial Paper — 7.5%
20,000,000	Duke Energy Corp., 0.100%, 1/12/22(D)	19,998,860
20,500,000	Evergy Missouri West, Inc., 0.120%, 1/3/22(D)	20,499,737
5,000,000	Intercontinental Exchange, Inc., 0.150%, 1/3/22(D)	4,999,885
22,800,000	Montana-Dakota Utilities Co., 0.200%, 1/3/22(D)	22,799,707
6,850,000	Oglethorpe Power Corp., 0.190%, 1/18/22(D)	6,849,469
2,000,000	Tampa Electric Co., 0.250%, 1/5/22(D)	1,999,978
	Total Commercial Paper	$77,147,636
	U.S. Government Agency Obligations — 2.2%
1,055	Small Business Administration Participation Certificates, 6.140%, 1/1/22	1,055
3,839	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	3,928
54,933	Small Business Administration Pools, (Prime Rate -2.500%), Pool #508374, (Prime Rate +(2.500)%), 0.750%, 4/25/28(A)	55,846
1,980,000	United States International Development Finance Corp., 0.090%, 5/15/26(A)(B)	1,980,000
10,000,000	United States International Development Finance Corp., 0.090%, 9/30/27(A)(B)	10,000,000
5,766,600	United States International Development Finance Corp., 0.090%, 4/20/35(A)(B)	5,766,600
4,300,000	United States International Development Finance Corp., 0.100%, 7/5/38(A)(B)	4,300,000
	Total U.S. Government Agency Obligations	$22,107,429
	Agency Collateralized Mortgage Obligations — 2.0%
136,786,075	FHLMC Multifamily Structured Pass Through Certificates, 1.098%, 3/25/24(A)(B)(C)	2,922,352
61,425,386	FHLMC Multifamily Structured Pass Through Certificates, Ser K040, Class X1, 0.705%, 9/25/24(A)(B)(C)	988,678
162,259	FHLMC REMIC, Ser 2770, Class FH, (1M LIBOR +0.400%), 0.510%, 3/15/34(A)	163,542
940,646	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	929,307
30,760	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	31,268
33,021	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	35,519
22,450	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	23,659

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 2.0% (Continued)
$ 115,548	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 0.602%, 9/25/33(A)	$ 117,054
280,699	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	301,984
518	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	520
61,317	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	61,592
46,564	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	79
4,535,000	FREMF Mortgage Trust, Ser 2012-K18, Class B, 144a, 4.172%, 1/25/45(A)(B)	4,533,011
2,530,080	FREMF Mortgage Trust, Ser 2012-K21, Class B, 144a, 3.932%, 7/25/45(A)(B)	2,561,093
800,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.656%, 10/25/45(A)(B)	813,046
435,000	FREMF Mortgage Trust, Ser 2013-K25, Class B, 144a, 3.620%, 11/25/45(A)(B)	443,608
6,330,000	FREMF Mortgage Trust, Ser 2015-K718, Class B, 144a, 3.507%, 2/25/48(A)(B)	6,328,147
48,842	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	48,840
20,435	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	20,965
77,310	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	77,584
	Total Agency Collateralized Mortgage Obligations	$20,401,848
	Municipal Bonds — 1.9%
	Other Territory — 1.8%
1,495,000	Taxable Municipal Funding Trust, Rev., 144a, 0.280%, 11/1/24(A)(B)	1,495,000
840,000	Taxable Municipal Funding Trust, Rev., 144a, 0.280%, 5/15/56(A)(B)	840,000
9,050,000	Taxable Municipal Funding Trust, Rev., 144a, 0.280%, 12/15/25(A)(B)	9,050,000
6,900,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 0.280%, 9/1/30(A)(B)	6,900,000
100,000	Taxable Municipal Funding Trust, Txbl Muni Fltrs Btmft 2020-003, (LOC - Barclays Bank PLC), 144a, 0.280%, 1/16/25(A)(B)	100,000
		18,385,000
	California — 0.1%
960,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 0.430%, 9/1/41(A)(B)	960,000
	Total Municipal Bonds	$19,345,000
	U.S. Government Mortgage-Backed Obligations — 0.6%
133,351	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 2.790%, 3/1/36(A)	141,758
157,692	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 2.340%, 11/1/36(A)	167,965
67,081	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 2.175%, 8/1/37(A)	70,887
88,407	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 2.290%, 7/1/35(A)	88,817
50,210	FHLMC, Pool #1Q0080, (12M LIBOR +1.663%), 1.887%, 1/1/36(A)	52,532
106,975	FHLMC, Pool #1Q0119, (12M LIBOR +1.840%), 2.114%, 9/1/36(A)	112,798
84,931	FHLMC, Pool #1Q0187, (12M LIBOR +1.796%), 2.005%, 12/1/36(A)	87,716
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.6% (Continued)
$ 64,233	FHLMC, Pool #1Q0339, (12M LIBOR +1.882%), 2.157%, 4/1/37(A)	$ 67,787
106,835	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 2.358%, 11/1/36(A)	111,920
176,611	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 2.375%, 4/1/34(A)	186,986
83,664	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 2.305%, 11/1/36(A)	89,220
78,110	FHLMC, Pool #847795, (1 Year CMT Rate +2.277%), 2.388%, 4/1/35(A)	78,767
212,847	FHLMC, Pool #848539, (1 Year CMT Rate +2.270%), 2.398%, 4/1/37(A)	223,169
425,833	FHLMC, Pool #848583, (1 Year CMT Rate +2.318%), 2.426%, 1/1/36(A)	450,644
6,016	FHLMC, Pool #A92646, 5.500%, 6/1/40	6,844
6,910	FHLMC, Pool #C03505, 5.500%, 6/1/40	7,873
205	FHLMC, Pool #G00100, 8.000%, 2/1/23	210
19,987	FHLMC, Pool #G01840, 5.000%, 7/1/35	22,617
5,276	FNMA, Pool #175123, 7.450%, 8/1/22	5,295
61,428	FNMA, Pool #254868, 5.000%, 9/1/33	68,074
22,195	FNMA, Pool #256272, 5.500%, 6/1/26	24,283
42,735	FNMA, Pool #256852, 6.000%, 8/1/27	46,999
11,496	FNMA, Pool #323832, 7.500%, 7/1/29	13,003
436	FNMA, Pool #334593, 7.000%, 5/1/24	451
21,314	FNMA, Pool #665773, 7.500%, 6/1/31	21,391
77,593	FNMA, Pool #679742, (1 Year CMT Rate +2.582%), 2.698%, 1/1/40(A)	77,909
72,637	FNMA, Pool #725424, 5.500%, 4/1/34	81,418
245,915	FNMA, Pool #725490, (12M LIBOR +1.621%), 1.853%, 4/1/34(A)	252,095
11,681	FNMA, Pool #735484, 5.000%, 5/1/35	13,183
58,815	FNMA, Pool #791978, (6M LIBOR +1.518%), 1.643%, 9/1/34(A)	58,859
73,038	FNMA, Pool #813170, (12M LIBOR +1.575%), 1.950%, 1/1/35(A)	75,264
264,978	FNMA, Pool #815323, (6M LIBOR +1.532%), 1.722%, 1/1/35(A)	274,676
70,602	FNMA, Pool #820364, (12M LIBOR +0.827%), 1.077%, 4/1/35(A)	70,687
120,175	FNMA, Pool #827787, (6M LIBOR +1.550%), 1.675%, 5/1/35(A)	124,673
42,192	FNMA, Pool #889060, 6.000%, 1/1/38	50,049
44,864	FNMA, Pool #889061, 6.000%, 1/1/38	52,039
2,799	FNMA, Pool #889382, 5.500%, 4/1/38	3,207
109,161	FNMA, Pool #922674, (12M LIBOR +1.905%), 2.231%, 4/1/36(A)	115,125
23,787	FNMA, Pool #960376, 5.500%, 12/1/37	27,230
265,774	FNMA, Pool #995405, 5.500%, 10/1/23	272,017
25,845	FNMA, Pool #AA1150, 4.000%, 4/1/23	27,111
4,628	FNMA, Pool #AD0941, 5.500%, 4/1/40	5,294
32,555	FNMA, Pool #AE0363, 5.000%, 7/1/37	36,748
33,657	FNMA, Pool #AE5441, 5.000%, 10/1/40	38,067
40,188	FNMA, Pool #AI6588, 4.000%, 7/1/26	42,240
59,339	FNMA, Pool #AI8506, 4.000%, 8/1/26	62,512
54,200	FNMA, Pool #AL0211, 5.000%, 4/1/41	61,177
2,934	FNMA, Pool #AL0302, 5.000%, 4/1/24	3,024
288,873	FNMA, Pool #AL0478, (12M LIBOR +1.773%), 2.053%, 4/1/36(A)	302,900
117,625	FNMA, Pool #AL0543, 5.000%, 7/1/41	133,284
52,406	FNMA, Pool #AL1105, 4.500%, 12/1/40	57,920
12,170	FNMA, Pool #AL2591, 5.500%, 5/1/38	12,964

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.6% (Continued)
$ 246,784	FNMA, Pool #AL5275, (6M LIBOR +1.511%), 1.641%, 9/1/37(A)	$ 255,876
798,482	FNMA, Pool #AL7396, (6M LIBOR +1.535%), 1.679%, 2/1/37(A)	827,427
1,273	GNMA, Pool #344233, 8.000%, 2/15/23	1,287
5,777	GNMA, Pool #345123, 8.000%, 12/15/23	5,800
250	GNMA, Pool #780322, 8.000%, 11/15/22	250
206,572	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 2.000%, 2/20/34(A)	215,272
83,729	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 1.875%, 4/20/34(A)	86,910
172,637	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 1.625%, 8/20/34(A)	179,068
184,272	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 2.000%, 3/20/41(A)	192,935
53,074	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 2.125%, 11/20/44(A)	54,787
322,079	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 2.125%, 12/20/44(A)	332,034
	Total U.S. Government Mortgage-Backed Obligations	$6,631,324
Shares
	Short-Term Investment Fund — 0.5%
4,862,834	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	4,862,834
	Total Investment Securities—100.5% (Cost $1,033,811,984)	$1,030,564,097
	Liabilities in Excess of Other Assets — (0.5%)	(4,637,453)
	Net Assets — 100.0%	$1,025,926,644
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2021.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2021.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $705,335,042 or 68.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$422,574,190	$—	$422,574,190
Commercial Mortgage-Backed Securities	—	197,551,898	—	197,551,898
Corporate Bonds	—	173,422,964	—	173,422,964
Non-Agency Collateralized Mortgage Obligations	—	86,518,974	—	86,518,974
Commercial Paper	—	77,147,636	—	77,147,636
U.S. Government Agency Obligations	—	22,107,429	—	22,107,429
Agency Collateralized Mortgage Obligations	—	20,401,848	—	20,401,848
Municipal Bonds	—	19,345,000	—	19,345,000
U.S. Government Mortgage-Backed Obligations	—	6,631,324	—	6,631,324
Short-Term Investment Fund	4,862,834	—	—	4,862,834
Total	$4,862,834	$1,025,701,263	$—	$1,030,564,097
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
December 31, 2021 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Anti-Benchmark® International Core Equity Fund, the Credit Opportunities Fund and the High Yield Fund held Level 3 categorized securities during the period ended December 31, 2021. Refer to the Porfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures approved by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on

Notes to Portfolios of Investments (Unaudited) (Continued)
the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds' Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.